                                 SCHWABFUNDS(R)


                        SCHWAB
                        ASSET DIRECTOR(R)
                        FUNDS


                        Annual Report
                        October 31, 1997

                                                                October 31, 1997

Dear Shareholder,

With the support of investors like you, SchwabFunds(R) continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) now manages over $53 billion in assets for nearly 3 million SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

MAINTAINING A LONG-TERM PERSPECTIVE

The recent volatility in both domestic and international markets reminds us that investments can move in both directions, down as well as up, especially in the short term. For this reason, it is extremely important that you develop and stick with a long-term investment plan that is appropriate for your personal goals, time horizon and tolerance for risk. While it's a good idea to periodically review your portfolio, I would encourage you to avoid making changes merely in response to short-term market movements.

If you have any questions about your own investment plan, or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at www.schwab.com/schwabfunds where you'll find online resources and tools to help you evaluate or develop your investment plan.

NEW INVESTMENT OPPORTUNITIES

We recently introduced the Schwab OneSource Portfolios - Small Company Fund -- a professionally managed portfolio of small company mutual funds in one convenient investment. If you're looking for an easy, cost-effective way to tap into the growth potential of small companies, this Fund may be an appropriate investment for you. For a free prospectus, which contains more information, including fees and expenses, please call our toll-free line, 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                  /s/ Charles R. Schwab

                                  Charles R. Schwab

CONTENTS

A Word from SchwabFunds(R)                                                  2
The Portfolio Management Team                                               3
Market Overview                                                             4
Schwab Asset Director(R) Funds Performance                                 10
Schwab Asset Director Funds Holdings                                       11
Questions to the Portfolio Management Team                                 14
Financial Statements and Notes                                             18

A WORD FROM SCHWABFUNDS(R)

We are pleased to provide you with the annual report for the Schwab Asset Director(R) Funds for the fiscal year ended October 31, 1997. In this report, you will find performance statistics and other useful information for the Schwab Asset Director--High Growth Fund, Balanced Growth Fund, and Conservative Growth Fund (the Funds).

Each of the Funds provides an easy, convenient way to diversify your portfolio among major asset categories, namely stocks, bonds, and cash equivalents. Through a single investment, you may benefit from asset allocation, an investing strategy designed to achieve an optimal balance between risk and return. In fact, research shows that the greatest impact on investment returns is due to the asset allocation decision (the mix of stocks, bonds, and cash equivalents) rather than market timing or individual stock and bond selections. 1

The primary difference between the three Schwab Asset Director Funds is the proportion invested in stocks. Each Fund targets a different mix of investments, as described more fully on the following pages, and employs an index-based approach to capturing the returns inherent in the asset categories. This mix among major asset classes will vary within defined ranges based on the Investment Manager's determination of the relative attractiveness of securities in the financial markets.

INFORMING INVESTORS
One of our top priorities continues to be keeping you informed about your investments. In addition to this annual report, we offer a wealth of information on our web site at www.schwab.com/schwabfunds. For a free prospectus, call our toll-free line at 1-800-435-4000. The prospectus contains more information, including fees and expenses. Please read the prospectus carefully before investing.

SMART INVESTMENT STRATEGIES
Investing the same amount of money on a regular basis--every month or quarter, for example, without regard to overall market condition--may help minimize the effects of market volatility on your long-term investment plan. With this investment strategy, better known as dollar-cost averaging, you automatically buy more shares when prices dip and fewer shares when prices rise.

Consider a simple hypothetical example: Let's say you decide to invest $400 on a regular basis in a single mutual fund, as shown in the table below. In this example, your average cost basis would be lower than the average share price during the period by $0.51 per share. 2

                                                           Number of
                  Fixed Investment      Share Price    Shares Purchased
                  ----------------      -----------    ----------------
Purchase #1             $400.00             $10.00             40
Purchase #2             $400.00              $8.00             50
Purchase #3             $400.00              $5.00             80
Purchase #4             $400.00              $8.00             50
Purchase #5             $400.00             $10.00             40
                      ---------             ------            ---
Total                 $2,000.00             $41.00            260

Average share price ($41/5 periods):                        $8.20
Your average cost basis ($2,000/260 shares):                $7.69
                                                            -----
Per-share advantage:                                        $0.51

 1  Source: Financial Analysts Journal; Brinson, Singer, Beebower; May-June
1991.

 2 This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

                                                   THE PORTFOLIO MANAGEMENT TEAM

Of course, in this hypothetical example, you would have been better off buying $2,000 worth at a share price of $5--but you'd have to be pretty lucky to know that in advance. Dollar-cost averaging requires very little effort, especially if you take advantage of free Schwab programs that make it easy and convenient to invest regularly:

- AUTOMATIC INVESTMENT PLAN (AIP) lets you make subsequent purchases of mutual funds you already own, including SchwabFunds(R), on a regular basis, for as little as $100 per fund. You can use the cash or sweep shares of your Schwab Money Fund already available in your Schwab account,3 or you can enroll in Schwab's free MoneyLink Transfer Service(R) to automatically fund your Schwab account.

- MONEYLINK TRANSFER SERVICE(R) allows you to make periodic cash transfers of just $50 or more to your Schwab account automatically from your bank account or payroll or government check and helps put your money to work faster.4

Please remember that these programs do not ensure a profit or protect against losses in a declining market, but if you invest for the long term, dollar-cost averaging through regular investing can help smooth the effects of market volatility. For more information on these services, call 1-800-435-4000.

Thank you for investing with us.

STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

GERI HOM, Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the equity securities in each Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $6.1 billion in assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

KIMON DAIFOTIS, Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalent securities in each Fund's portfolio. Kimon joined CSIM in his current capacity in October 1997. In addition to the Schwab Asset Director(R) Funds, he manages two bond index funds. For five years prior to joining Schwab, Kimon was employed by Lehman Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, as Senior Portfolio Strategist.

The following Market Overview as well as the answers to questions for the Funds are provided by the Portfolio Management Team.

3 Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

4 The terms of your specific Schwab account will dictate when your Schwab MoneyLink transfers are swept into a money market fund and begin earning money market dividend income.

MARKET OVERVIEW


                              REAL GDP GROWTH RATE

                   Quarterly percentage change in annual rate

             Real GDP
Q1 1990         0.041
Q2 1990         0.013
Q3 1990        -0.019
Q4 1990        -0.041
Q1 1991        -0.022
Q2 1991         0.017
Q3 1991         0.01
Q4 1991         0.01
Q1 1992         0.047
Q2 1992         0.025
Q3 1992         0.03
Q4 1992         0.043
Q1 1993        -0.001
Q2 1993         0.019
Q3 1993         0.023
Q4 1993         0.048
Q1 1994         0.025
Q2 1994         0.049
Q3 1994         0.035
Q4 1994         0.03
Q1 1995         0.004
Q2 1995         0.007
Q3 1995         0.038
Q4 1995         0.003
Q1 1996         0.02
Q2 1996         0.047
Q3 1996         0.021
Q4 1996         0.038
Q1 1997         0.049
Q2 1997         0.033
Q3 1997         0.033

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 3.9% (on an annualized basis) for the first nine months of 1997.

- The strength of the economy and tight labor markets (refer to page 5) continue to lead to speculation regarding potential acceleration in both wage and price inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation whether caused by tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for continued growth, extending the current economic expansion that began in 1991.

                             U.S. UNEMPLOYMENT RATE


   Jan-90       0.053
   Feb-90       0.053
   Mar-90       0.052
   Apr-90       0.054
   May-90       0.053
   Jun-90       0.051
   Jul-90       0.054
   Aug-90       0.056
   Sep-90       0.057
   Oct-90       0.058
   Nov-90       0.06
   Dec-90       0.062
   Jan-91       0.063
   Feb-91       0.065
   Mar-91       0.068
   Apr-91       0.066
   May-91       0.068
   Jun-91       0.068
   Jul-91       0.067
   Aug-91       0.068
   Sep-91       0.068
   Oct-91       0.069
   Nov-91       0.069
   Dec-91       0.071
   Jan-92       0.071
   Feb-92       0.073
   Mar-92       0.073
   Apr-92       0.073
   May-92       0.074
   Jun-92       0.077
   Jul-92       0.076
   Aug-92       0.076
   Sep-92       0.075
   Oct-92       0.074
   Nov-92       0.073
   Dec-92       0.073
   Jan-93       0.071
   Feb-93        0.07
   Mar-93        0.07
   Apr-93        0.07
   May-93       0.069
   Jun-93       0.069
   Jul-93       0.068
   Aug-93       0.067
   Sep-93       0.067
   Oct-93       0.067
   Nov-93       0.065
   Dec-93       0.064
   Jan-94       0.067
   Feb-94       0.066
   Mar-94       0.065
   Apr-94       0.064
   May-94        0.06
   Jun-94        0.06
   Jul-94       0.061
   Aug-94       0.061
   Sep-94       0.059
   Oct-94       0.056
   Nov-94       0.058
   Dec-94       0.054
   Jan-95       0.056
   Feb-95       0.054
   Mar-95       0.058
   Apr-95       0.057
   May-95       0.057
   Jun-95       0.056
   Jul-95       0.057
   Aug-95       0.053
   Sep-95       0.056
   Oct-95       0.055
   Nov-95       0.056
   Dec-95       0.056
   Jan-96       0.058
   Feb-96       0.055
   Mar-96       0.056
   Apr-96       0.054
   May-96       0.056
   Jun-96       0.053
   Jul-96       0.054
   Aug-96       0.051
   Sep-96       0.052
   Oct-96       0.052
   Nov-96       0.053
   Dec-96       0.053
   Jan-97       0.054
   Feb-97       0.053
   Mar-97       0.052
   Apr-97       0.049
   May-97       0.048
   Jun-97        0.05
   Jul-97       0.048
   Aug-97       0.049
   Sep-97       0.049
   Oct-97       0.047

Source: Bloomberg L.P.

- Job growth has remained robust and the unemployment rate has reached a new low for this decade. In fact, the October rate of 4.7% represents the lowest rate in 24 years.

- The combination of a tight labor market, as evidenced by low unemployment rates and strong economic growth, typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, as we experienced in the second and third quarters, allow manufacturers to keep a lid on prices in the face of rising wages without trimming profit margins.

                              MEASURES OF INFLATION

-----MONTHLY CONSUMER PRICE INDEX

   Jan-90       0.052
   Feb-90       0.053
   Mar-90       0.052
   Apr-90       0.047
   May-90       0.044
   Jun-90       0.047
   Jul-90       0.048
   Aug-90       0.056
   Sep-90       0.062
   Oct-90       0.063
   Nov-90       0.063
   Dec-90       0.061
   Jan-91       0.057
   Feb-91       0.053
   Mar-91       0.049
   Apr-91       0.049
   May-91        0.05
   Jun-91       0.047
   Jul-91       0.044
   Aug-91       0.038
   Sep-91       0.034
   Oct-91       0.029
   Nov-91        0.03
   Dec-91       0.031
   Jan-92       0.026
   Feb-92       0.028
   Mar-92       0.032
   Apr-92       0.032
   May-92        0.03
   Jun-92       0.031
   Jul-92       0.032
   Aug-92       0.031
   Sep-92        0.03
   Oct-92       0.032
   Nov-92        0.03
   Dec-92       0.029
   Jan-93       0.033
   Feb-93       0.032
   Mar-93       0.031
   Apr-93       0.032
   May-93       0.032
   Jun-93        0.03
   Jul-93       0.028
   Aug-93       0.028
   Sep-93       0.027
   Oct-93       0.028
   Nov-93       0.027
   Dec-93       0.027
   Jan-94       0.025
   Feb-94       0.025
   Mar-94       0.025
   Apr-94       0.024
   May-94       0.023
   Jun-94       0.025
   Jul-94       0.028
   Aug-94       0.029
   Sep-94        0.03
   Oct-94       0.026
   Nov-94       0.027
   Dec-94       0.027
   Jan-95       0.028
   Feb-95       0.029
   Mar-95       0.029
   Apr-95       0.031
   May-95       0.032
   Jun-95        0.03
   Jul-95       0.028
   Aug-95       0.026
   Sep-95       0.025
   Oct-95       0.028
   Nov-95       0.026
   Dec-95       0.025
   Jan-96       0.027
   Feb-96       0.027
   Mar-96       0.028
   Apr-96       0.029
   May-96       0.029
   Jun-96       0.028
   Jul-96        0.03
   Aug-96       0.029
   Sep-96        0.03
   Oct-96        0.03
   Nov-96       0.033
   Dec-96       0.033
   Jan-97        0.03
   Feb-97        0.03
   Mar-97       0.028
   Apr-97       0.025
   May-97       0.022
   Jun-97       0.023
   Jul-97       0.022
   Aug-97       0.022
   Sep-97       0.022
   Oct-97       0.021

_____ QUARTERLY EMPLOYMENT COST INDEX

Jan-90          0.053
Feb-90          0.053
Mar-90          0.052
Apr-90          0.047
May-90          0.044
Jun-90          0.047
Jul-90          0.048
Aug-90          0.056
Sep-90          0.062
Oct-90          0.063
Nov-90          0.063
Dec-90          0.061
Jan-91          0.057
Feb-91          0.053
Mar-91          0.049
Apr-91          0.049
May-91           0.05
Jun-91          0.047
Jul-91          0.044
Aug-91          0.038
Sep-91          0.034
Oct-91          0.029
Nov-91           0.03
Dec-91          0.031
Jan-92          0.026
Feb-92          0.028
Mar-92          0.032
Apr-92          0.032
May-92           0.03
Jun-92          0.031
Jul-92          0.032
Aug-92          0.031
Sep-92          0.03
Oct-92          0.032
Nov-92           0.03
Dec-92          0.029
Jan-93          0.033
Feb-93          0.032
Mar-93          0.031
Apr-93          0.032
May-93          0.032
Jun-93           0.03
Jul-93          0.028
Aug-93          0.028
Sep-93          0.027
Oct-93          0.028
Nov-93          0.027
Dec-93          0.027
Jan-94          0.025
Feb-94          0.025
Mar-94          0.025
Apr-94          0.024
May-94          0.023
Jun-94          0.025
Jul-94          0.028
Aug-94          0.029
Sep-94           0.03
Oct-94          0.026
Nov-94          0.027
Dec-94          0.027
Jan-95          0.028
Feb-95          0.029
Mar-95          0.029
Apr-95          0.031
May-95          0.032
Jun-95           0.03
Jul-95          0.028
Aug-95          0.026
Sep-95          0.025
Oct-95          0.028
Nov-95          0.026
Dec-95          0.025
Jan-96          0.027
Feb-96          0.027
Mar-96          0.028
Apr-96          0.029
May-96          0.029
Jun-96          0.028
Jul-96           0.03
Aug-96          0.029
Sep-96           0.03
Oct-96           0.03
Nov-96          0.033
Dec-96          0.033
Jan-97           0.03
Feb-97           0.03
Mar-97          0.028
Apr-97          0.025
May-97          0.022
Jun-97          0.023
Jul-97          0.022
Aug-97          0.022
Sep-97          0.022
Oct-9            0.03

Source: Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first three quarters of 1997, reflecting continued low levels of inflation.

- For the one-year period ended October 1997, the CPI rose 2.1%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- Even though current levels of inflation are very low, the Federal Reserve has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%.

                            TOTAL RETURN PERFORMANCE

                      VALUE OF A HYPOTHETICAL $1 INVESTMENT



                                                     LEHMAN
                            SCHWAB      SCHWAB      BROTHERS
               S&P 500(R) SMALL-CAP  INERNATIONAL  GENERAL U.S.
                INDEX      INDEX(R)     INDEX(R)   GOVT. INDEX
10/96           1.         1.         1.            1.
Nov-96          1.076      1.04       1.046         1.017
Dec-96          1.054      1.059      1.037         1.007
Jan-97          1.12       1.084      1.003         1.008
Feb-97          1.129      1.058      1.019         1.01
Mar-97          1.083      1.006      1.026         0.999
Apr-97          1.147      1.009      1.037         1.013
May-97          1.217      1.132      1.114         1.022
Jun-97          1.271      1.191      1.179         1.033
Jul-97          1.373      1.259      1.21          1.063
Aug-97          1.296      1.288      1.123         1.052
Sep-97          1.367      1.389      1.194         1.068
Oct-97          1.321      1.328      1.097         1.086



Total return assumes reinvestment of all dividend and capital gain distributions. Past performance is no guarantee of future results. The indices are representative returns of specific market sectors during the one-year reporting period and do not reflect the performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Despite corrections in March, August and October, domestic equity investments continued to be the best performing asset class and achieved strong returns for the one-year reporting period. Large-cap domestic stocks, as represented by the S&P 500 Index, achieved a total return of 32.1%, while small-cap stocks, as represented by the Schwab Small-Cap Index, achieved a total return of 32.8%.

- International stocks, as represented by the Schwab International Index, achieved a return of 9.7% for the one-year reporting period, following an Asian-led correction of 9.7% during the month of October.

- U.S. government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a lower, albeit less-volatile, return of 8.6% for the one-year reporting period.

S&P 500(R) PRICE/EARNINGS RATIO
[LINE GRAPH]

Jan-90         14.37
Feb-90         14.21
Mar-90         14.77
Apr-90         14.82
May-90         15.84
Jun-90         16.66
Jul-90         16.65
Aug-90         15.57
Sep-90          14.9
Oct-90         14.36
Nov-90         14.59
Dec-90         15.19
Jan-91         14.95
Feb-91         16.82
Mar-91         17.48
Apr-91         17.85
May-91         17.92
Jun-91         17.96
Jul-91         18.07
Aug-91         19.72
Sep-91         19.88
Oct-91         19.92
Nov-91         21.02
Dec-91         21.85
Jan-92         23.35
Feb-92         23.83
Mar-92         25.45
Apr-92         25.51
May-92         25.71
Jun-92         25.08
Jul-92         25.61
Aug-92          25.5
Sep-92         24.37
Oct-92         23.94
Nov-92         24.08
Dec-92         24.01
Jan-93          24.2
Feb-93         24.25
Mar-93         24.22
Apr-93          23.2
May-93         23.21
Jun-93         22.58
Jul-93         22.52
Aug-93         23.02
Sep-93         23.74
Oct-93         23.97
Nov-93         22.55
Dec-93         23.55
Jan-94         22.98
Feb-94         21.17
Mar-94         20.34
Apr-94          20.1
May-94         20.16
Jun-94         19.76
Jul-94         18.64
Aug-94          18.9
Sep-94         18.26
Oct-94         17.55
Nov-94         16.58
Dec-94         16.98
Jan-95         16.23
Feb-95          16.2
Mar-95          16.5
Apr-95         16.02
May-95         16.43
Jun-95         16.82
Jul-95         16.55
Aug-95         16.18
Sep-95         16.68
Oct-95         16.18
Nov-95         17.14
Dec-95         17.41
Jan-96         18.11
Feb-96         18.56
Mar-96         18.94
Apr-96         19.16
May-96         19.48
Jun-96          19.3
Jul-96         18.31
Aug-96         18.62
Sep-96         19.75
Oct-96          19.6
Nov-96         21.05
Dec-96          20.7
Jan-97         20.55
Feb-97         20.98
Mar-97         19.87
Apr-97         20.24
May-97         21.43
Jun-97         22.45
Jul-97         23.92
Aug-97         22.64
Sep-97            24
Oct-97         22.84

The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

Source: Bloomberg L.P.


- The price/earnings ratio for the S&P 500 was 22.8 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates and strong flows into mutual funds have helped the U.S. equity markets reach these levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which, as always, will be widely debated by market participants.

                         MSCI-EAFE(R) COUNTRY US$ RETURN
                     for the one-year period ended 10/31/97



Finland                             0.4835
Spain                               0.3907
Norway                              0.3433
Denmark                             0.3427
Netherlands                           0.33
United Kingdom                      0.3038
Switzerland                         0.2938
Sweden                              0.2666
Italy                               0.2381
Germany                             0.2023
Ireland                             1.1764
France                              0.1339
Belgium                             0.1224
Austria                              0.051
New Zealand                        -0.0309
Australia                          -0.0664
Hong Kong                          -0.1688
Japan                              -0.2418
Singapore                          -0.3048
Malaysia                           -0.5688


- Returns for the reporting period were generally strong for European countries, with the highest returns in Finland, Spain, Norway, and Denmark. Asian country returns were generally negative for the period, with the weakest returns in Malaysia, Singapore, Japan, and Hong Kong.

- The total return expressed in U.S. dollars for the MSCI-EAFE Index for the one-year reporting period was 4.6%. For the same period, the total return expressed in local currencies was 12.0%, reflecting the relative strength of the U.S. dollar versus most foreign currencies.

FUND PERFORMANCE



The graph to the right compares the growth of a hypothetical $10,000 investment in each of the Schwab Asset Director(R) Funds, made at their inception, with a similar investment in the S&P 500 (R) Index and the Lehman Brothers General U.S. Government Index (Lehman Government Bond Index).

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/97

                                                         One Year   Since inception
                                                                       (11/20/95)
                                                         --------   ---------------
SCHWAB ASSET DIRECTOR-HIGH GROWTH FUND(1)                 22.33%         18.16%
SCHWAB ASSET DIRECTOR-BALANCED GROWTH FUND(1)             18.43%         14.94%
SCHWAB ASSET DIRECTOR-CONSERVATIVE GROWTH FUND(1)         15.12%         11.89%
S&P 500 Index                                             32.10%         26.64%
Lehman Government Bond Index                               8.65%          6.62%


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/97

                                                         One Year   Since inception
                                                                       (11/20/95)
                                                         --------   ---------------
SCHWAB ASSET DIRECTOR-HIGH GROWTH FUND(1)                 27.99%         21.10%
SCHWAB ASSET DIRECTOR-BALANCED GROWTH FUND(1)             22.72%         16.92%
SCHWAB ASSET DIRECTOR-CONSERVATIVE GROWTH FUND(1)         17.82%         12.88%

(1) The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/28/98 that total operating expenses will not exceed 0.89%. Without fee waivers and guarantees, as of 10/31/97, the one-year and average annual since-inception total returns would have been 21.24% and 17.26%; 17.81% and 14.23%; and 13.16% and 10.27%,
respectively, for the High Growth, Balanced Growth and Conservative Growth Funds. As of 9/30/97, the one-year and average annual since-inception total returns would have been 27.34% and 20.42%; 22.08% and 16.19%; and 15.76% and 11.20%, respectively, for the High Growth, Balanced Growth and Conservative Growth Funds.


[GRAPH OF HYPOTHETICAL INVESTMENT]

HIGH GROWTH FUND

BALANCED GROWTH FUND

CONSERVATIVE GROWTH FUND

S&P 500(R) INDEX

LEHMAN GOVERNMENT BOND INDEX

  Date       High      Bal.     Cons.    S&P 500   Lehman Gov't Bond Index
--------   -------   -------   -------   -------   -----------------------
11/20/95   $10,000   $10,000   $10,000   $10,000         $10,000
11/30/95   $10,080   $10,080   $10,080   $10,104         $10,078
12/31/95   $10,292   $10,270   $10,237   $10,299         $10,221
01/31/96   $10,442   $10,390   $10,337   $10,649         $10,283
02/29/96   $10,533   $10,410   $10,297   $10,748         $10,074
03/31/96   $10,623   $10,460   $10,287   $10,852          $9,990
04/30/96   $10,803   $10,581   $10,337   $11,011          $9,926
05/31/96   $10,954   $10,691   $10,378   $11,294          $9,909
06/30/96   $10,934   $10,711   $10,439   $11,337         $10,037
07/31/96   $10,523   $10,410   $10,256   $10,836         $10,062
08/31/96   $10,733   $10,551   $10,337   $11,064         $10,040
09/30/96   $11,184   $10,912   $10,643   $11,686         $10,207
10/31/96   $11,324   $11,082   $10,818   $12,009         $10,431
11/30/96   $11,896   $11,534   $11,179   $12,917         $10,613
12/31/96   $11,784   $11,415   $11,070   $12,661         $10,505
01/31/97   $12,008   $11,589   $11,174   $13,451         $10,516
02/28/97   $12,028   $11,589   $11,184   $13,557         $10,531
03/31/97   $11,692   $11,334   $10,965   $13,001         $10,419
04/30/97   $12,038   $11,620   $11,206   $13,776         $10,569
05/31/97   $12,793   $12,183   $11,604   $14,614         $10,660
06/30/97   $13,313   $12,593   $11,896   $15,268         $10,779
07/31/97   $14,087   $13,217   $12,413   $16,482         $11,086
08/31/97   $13,618   $12,849   $12,160   $15,559         $10,976
09/30/97   $14,301   $13,391   $12,540   $16,410         $11,141
10/31/97   $13,853   $13,125   $12,455   $15,862         $11,333

FUND HOLDINGS

Schwab Asset Director(R) Funds invest in a diversified mix of stocks, bonds, and cash equivalents, either directly or through investments in other SchwabFunds.(R) Each Fund employs an index-based approach and seeks to capture the returns inherent in the asset categories. This mix among asset classes will vary within the defined ranges and is based on the Investment Manager's determination of the relative attractiveness of securities in the financial markets. The charts on the following pages present the asset mixes and target ranges for each of the three Funds as well as their 10 largest holdings as of the end of the reporting period.

SCHWAB ASSET DIRECTOR-HIGH GROWTH FUND(1)

[PIE GRAPH OF ASSET MIX]

ASSET MIX
INTERNATIONAL STOCKS                        19%
U.S. LARGE-COMPANY STOCKS                   43%
CASH EQUIVALENTS                             19%
U.S. SMALL-COMPANY STOCKS                   19%

                        MIX AS OF    MIX AS OF    TARGET MIX IN
                        10/31/97     10/31/96     NEUTRAL MARKETS
                        ---------    ---------    ---------------
U.S. Stocks:
     Large-company       42.8%        35.9%
     Small-company       19.3%        18.3%
International stocks     19.3%        19.1%
     Total Stocks        81.4%        73.3%          80.0%
Bonds                     0.0%        16.9%          15.0%
Cash equivalents         18.6%         9.8%           5.0%
TOTAL                   100.0%       100.0%         100.0%

TOP TEN HOLDINGS

INVESTMENT                                                 % OF FUND INVESTMENTS
----------                                                 ---------------------
Schwab International Index Fund(R)                                  19.3
Schwab Small-Cap Index Fund(R)                                      19.3
General Electric Co.                                                 1.3
Microsoft Corp.                                                      1.0
Exxon Corp.                                                          0.9
Coca-Cola Co.                                                        0.8
Intel Corp.                                                          0.8
Royal Dutch Petroleum Co.                                            0.7
Merck & Co., Inc.                                                    0.7
International Business Machines Corp.                                0.6
TOTAL                                                               45.4%

(1) This information is as of 10/31/97 and may not be indicative of current or future investments. A complete listing of the Fund's holdings as of 10/31/97 can be found in the Schedule of Investments later in this report.

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND 1

[PIE GRAPH OF ASSET MIX]

ASSET MIX
U.S. SMALL-COMPANY STOCKS                   15%
INTERNATIONAL STOCKS                        14%
U.S. LARGE-COMPANY STOCKS                   33%
BONDS                                       24%
CASH EQUIVALENTS                            14%


                            MIX AS OF       MIX AS OF       TARGET MIX IN
                            10/31/97        10/31/96        NEUTRAL MARKETS
                            ---------       ---------       ---------------
U.S. Stocks:
     Large-company            32.9%           26.5%
     Small-company            14.5%           14.2%
International stocks          14.3%           14.2%
     Total Stocks             61.7%           54.9%               60.0%
Bonds                         24.1%           34.7%               35.0%
Cash equivalents              14.2%           10.4%                5.0%
TOTAL                        100.0%          100.0%              100.0%


TOP TEN HOLDINGS

INVESTMENT                                                 % OF FUND INVESTMENTS
----------                                                 ---------------------
Schwab Small-Cap Index Fund(R)                                      14.5
Schwab International Index Fund(R)                                  14.3
U.S. Treasury Note (7.25%, maturity 05/15/04)                        3.0
U.S. Treasury Note (7.00%, maturity 04/15/99)                        2.1
U.S. Treasury Bond (7.125%, maturity 02/15/23)                       1.4
U.S. Treasury Note (6.125%, maturity 12/31/01)                       1.3
U.S. Treasury Bond (8.125%, maturity 08/15/19)                       1.3
General Electric Co.                                                 1.0
U.S. Treasury Note (6.25%, maturity 04/30/01)                        0.9
U.S. Treasury Note (6.00%, maturity 08/15/00)                        0.8
TOTAL                                                               40.6%

1 This information is as of 10/31/97 and may not be indicative of current or future investments. A complete listing of the Fund's holdings as of 10/31/97 can be found in the Schedule of Investments later in this report.

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND 2

[PIE GRAPH OF ASSET MIX]

ASSET MIX
U.S. SMALL-COMPANY STOCKS                   10%
INTERNATIONAL STOCKS                        10%
CASH EQUIVALENTS                            16%
U.S. LARGE-COMPANY STOCKS                   22%
BONDS                                       42%

                           MIX AS OF     MIX AS OF      TARGET MIX IN
                           10/31/97      10/31/96       NEUTRAL MARKETS
                           ---------     ---------      ---------------
U.S. Stocks:
     Large-company           22.4%         17.1%
     Small-company            9.9%         10.5%
International stocks          9.7%          9.8%
     Total Stocks            42.0%         37.4%            40.0%
Bonds                        42.5%         55.4%            55.0%
Cash equivalents             15.5%          7.2%             5.0%
TOTAL                       100.0%        100.0%           100.0%


TOP TEN HOLDINGS

INVESTMENT                                                 % OF FUND INVESTMENTS
----------                                                 ---------------------
Schwab Small-Cap Index Fund(R)                                      9.9
Schwab International Index Fund(R)                                  9.7
U.S. Treasury Note (7.25%, maturity 05/15/04)                       5.1
U.S. Treasury Bond (8.125%, maturity 08/15/19)                      2.9
U.S. Treasury Note (7.875%, maturity 08/15/01)                      2.6
U.S. Treasury Bond (7.125%, maturity 02/15/23)                      2.6
U.S. Treasury Note (6.00%, maturity 08/15/00)                       1.9
U.S. Treasury Note (8.00%, maturity 08/15/99)                       1.8
U.S. Treasury Note (5.75%, maturity 08/15/03)                       1.7
U.S. Treasury Bond (10.375%, maturity 11/15/12)                     1.6
TOTAL                                                              39.1%

2 This information is as of 10/31/97 and may not be indicative of current or future investments. A complete listing of the Fund's holdings as of 10/31/97 can be found in the Schedule of Investments later in this report.

Schwab Asset Director(R) Funds

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM


Q: HOW DID THE PERFORMANCES OF THE THREE SCHWAB ASSET DIRECTOR FUNDS COMPARE TO
   THOSE OF THE S&P 500(R) INDEX AND THE LEHMAN BROTHERS GENERAL U.S. GOVERNMENT INDEX?


A: As shown in the MARKET OVERVIEW section, large-cap and small-cap domestic equities represented the strongest performing asset classes during the reporting period. Consequently, the Asset Director Funds with greater allocations to equities had stronger performances during the reporting period. Remember that the target equity allocations for the Asset Director Funds are 80% for the High Growth Fund, 60% for the Balanced Growth Fund, and 40% for the Conservative Growth Fund. Given these target allocations, the relative performances of the three Asset Director Funds remain consistent with our long-term expectations. However, we also anticipate that there may be future periods in which bonds may outperform equities.


                               ONE-YEAR TOTAL RETURNS AS OF 10/31/97
                               -------------------------------------
S&P 500 Index                                32.10%
High Growth Fund                             22.33%
Balanced Growth Fund                         18.43%
Conservative Growth Fund                     15.12%
Lehman Government Bond Index                  8.65%


Q: WHAT ASSET MIX CHANGES WERE MADE DURING THE ONE-YEAR REPORTING PERIOD AND
   WHY?

A: The charts on the following page show the target and actual asset mixes for each of the three Funds for each month during the reporting period. Throughout most of the year, the Funds maintained equity exposures that were somewhat lower than their respective target allocations due to our expectation of lower returns for stocks relative to those of the cash equivalent and bond asset categories.

Throughout the year, as equity valuations continued to rise, our expectations for corporate earnings remained somewhat constant--indicating a relative decrease in the expected return for stocks. In fact, the Funds were slightly underweighted in stocks prior to the October stock market correction; however, being underweighted in stocks for most of the reporting period had a slightly negative impact on the Funds' performances.

The Investment Manager also made several moderate shifts between the cash equivalent and bond allocations, particularly during the second half of the reporting period. The yield curve generally flattened throughout the year, narrowing the spread between bond and cash equivalent yields. This narrowing spread, making cash more attractive relative to bonds on a risk/reward basis, contributed to the moderate overweighting in cash equivalents toward the end of the reporting period. Finally, at the close of the reporting period, following the late October correction in the stock market, the Funds adopted a slightly overweighted position in stocks and cash equivalents and an underweighted position in bonds.

Q: HOW DO THE SCHWAB ASSET DIRECTOR FUNDS ATTEMPT TO MINIMIZE VOLATILITY? WHAT
   IMPACT SHOULD THE RECENT MARKET VOLATILITY HAVE ON MY ASSET ALLOCATION?

A: One of the primary objectives of the Schwab Asset Director Funds is to combine asset classes to enhance the total portfolio return and risk profile, based on the prevailing market outlook. It is our expectation over the long term that the total return performance of the

                       ASSET DIRECTOR - HIGH GROWTH FUND
                   TARGET MIX               ACTUAL ASSET MIX


30%            15%                                     15%
70%            25%       20%            20%             0%       5%
----------------------------------------------------------------------------------------
                                  High Growth
----------------------------------------------------------------------------------------
DATE      Large Cap      Small Cap      International  Bonds      Cash      Total
----------------------------------------------------------------------------------------
11/1/96        37%       20%            20%            18%         5%        100%
11/4/96        37%       20%            20%            18%         5%        100%
11/5/96        37%       20%            20%            18%         5%        100%
11/6/96        37%       20%            20%            18%         5%        100%
11/7/96        37%       20%            20%            18%         5%        100%
11/8/96        37%       20%            20%            18%         5%        100%
11/11/96       40%       20%            20%            12%         8%        100%
11/12/96       40%       20%            20%            12%         8%        100%
11/13/96       40%       20%            20%            12%         8%        100%
11/14/96       40%       20%            20%            12%         8%        100%
11/15/96       40%       20%            20%            12%         8%        100%
11/18/96       40%       20%            20%            12%         8%        100%
11/19/96       40%       20%            20%            12%         8%        100%
11/20/96       40%       20%            20%            12%         8%        100%
11/21/96       40%       20%            20%            12%         8%        100%
11/22/96       40%       20%            20%            12%         8%        100%
11/25/96       40%       20%            20%            12%         8%        100%
11/26/96       40%       20%            20%            12%         8%        100%
11/27/96       40%       20%            20%            12%         8%        100%
11/29/96       40%       20%            20%            12%         8%        100%
12/2/96        40%       20%            20%            12%         8%        100%
12/3/96        40%       20%            20%            12%         8%        100%
12/4/96        40%       20%            20%            12%         8%        100%
12/5/96        40%       20%            20%            12%         8%        100%
12/6/96        40%       20%            20%            12%         8%        100%
12/9/96        40%       20%            20%            12%         8%        100%
12/10/96       40%       20%            20%            12%         8%        100%
12/11/96       40%       20%            20%            12%         8%        100%
12/12/96       40%       20%            20%            12%         8%        100%
12/13/96       40%       20%            20%            12%         8%        100%
12/16/96       40%       20%            20%            12%         8%        100%
12/17/96       40%       20%            20%            12%         8%        100%
12/18/96       40%       20%            20%            12%         8%        100%
12/19/96       40%       20%            20%            12%         8%        100%
12/20/96       40%       20%            20%            12%         8%        100%
12/23/96       40%       20%            20%            12%         8%        100%
12/24/96       40%       20%            20%            12%         8%        100%
12/26/96       40%       20%            20%            12%         8%        100%
12/27/96       40%       20%            20%            12%         8%        100%
12/30/96       40%       20%            20%            12%         8%        100%
12/31/96       40%       20%            20%            12%         8%        100%
  1/2/97       40%       20%            20%            12%         8%        100%
  1/3/97       37%       20%            20%            18%         5%        100%
  1/6/97       37%       20%            20%            18%         5%        100%
  1/7/97       37%       20%            20%            18%         5%        100%
  1/8/97       37%       20%            20%            18%         5%        100%
  1/9/97       37%       20%            20%            18%         5%        100%
 1/10/97       37%       20%            20%            18%         5%        100%
 1/13/97       37%       20%            20%            18%         5%        100%
 1/14/97       37%       20%            20%            18%         5%        100%
 1/15/97       37%       20%            20%            18%         5%        100%
 1/16/97       37%       20%            20%            18%         5%        100%
 1/17/97       37%       20%            20%            18%         5%        100%
 1/20/97       37%       20%            20%            18%         5%        100%
 1/21/97       37%       20%            20%            18%         5%        100%
 1/22/97       37%       20%            20%            18%         5%        100%
 1/23/97       37%       20%            20%            18%         5%        100%
 1/24/97       37%       20%            20%            18%         5%        100%
 1/27/97       37%       20%            20%            18%         5%        100%
 1/28/97       37%       20%            20%            18%         5%        100%
 1/29/97       37%       20%            20%            18%         5%        100%
 1/30/97       37%       20%            20%            18%         5%        100%
 1/31/97       37%       20%            20%            18%         5%        100%
  2/3/97       37%       20%            20%            18%         5%        100%
  2/4/97       37%       20%            20%            18%         5%        100%
  2/5/97       37%       20%            20%            18%         5%        100%
  2/6/97       37%       20%            20%            18%         5%        100%
  2/7/97       37%       20%            20%            18%         5%        100%
 2/10/97       37%       20%            20%            18%         5%        100%
 2/11/97       37%       20%            20%            18%         5%        100%
 2/12/97       37%       20%            20%            18%         5%        100%
 2/13/97       37%       20%            20%            18%         5%        100%
 2/14/97       37%       20%            20%            18%         5%        100%
 2/18/97       37%       20%            20%            18%         5%        100%
 2/19/97       37%       20%            20%            18%         5%        100%
 2/20/97       37%       20%            20%            18%         5%        100%
 2/21/97       37%       20%            20%            18%         5%        100%
 2/24/97       37%       20%            20%            18%         5%        100%
 2/25/97       37%       20%            20%            18%         5%        100%
 2/26/97       37%       20%            20%            18%         5%        100%
 2/27/97       37%       20%            20%            18%         5%        100%
 2/28/97       37%       20%            20%            18%         5%        100%
  3/3/97       37%       20%            20%            18%         5%        100%
  3/4/97       37%       20%            20%            18%         5%        100%
  3/5/97       37%       20%            20%            18%         5%        100%
  3/6/97       37%       20%            20%            18%         5%        100%
  3/7/97       37%       20%            20%            18%         5%        100%
 3/10/97       37%       20%            20%            18%         5%        100%
 3/11/97       37%       20%            20%            18%         5%        100%
 3/12/97       37%       20%            20%            18%         5%        100%
 3/13/97       37%       20%            20%            18%         5%        100%
 3/14/97       37%       20%            20%            18%         5%        100%
 3/17/97       37%       20%            20%            18%         5%        100%
 3/18/97       37%       20%            20%            18%         5%        100%
 3/19/97       37%       20%            20%            18%         5%        100%
 3/20/97       37%       20%            20%            18%         5%        100%
 3/21/97       37%       20%            20%            18%         5%        100%
 3/24/97       37%       20%            20%            18%         5%        100%
 3/25/97       37%       20%            20%            18%         5%        100%
 3/26/97       37%       20%            20%            18%         5%        100%
 3/27/97       37%       20%            20%            18%         5%        100%
 3/31/97       37%       20%            20%            18%         5%        100%
  4/1/97       37%       20%            20%            18%         5%        100%
  4/2/97       37%       20%            20%            18%         5%        100%
  4/3/97       37%       20%            20%            18%         5%        100%
  4/4/97       37%       20%            20%            18%         5%        100%
  4/7/97       37%       20%            20%            18%         5%        100%
  4/8/97       37%       20%            20%            18%         5%        100%
  4/9/97       37%       20%            20%            18%         5%        100%
 4/10/97       37%       20%            20%            18%         5%        100%
 4/11/97       37%       20%            20%            18%         5%        100%
 4/14/97       37%       20%            20%            18%         5%        100%
 4/15/97       37%       20%            20%            18%         5%        100%
 4/16/97       37%       20%            20%            18%         5%        100%
 4/17/97       37%       20%            20%            18%         5%        100%
 4/18/97       37%       20%            20%            18%         5%        100%
 4/21/97       37%       20%            20%            18%         5%        100%
 4/22/97       37%       20%            20%            18%         5%        100%
 4/23/97       37%       20%            20%            18%         5%        100%
 4/24/97       37%       20%            20%            18%         5%        100%
 4/25/97       37%       20%            20%            18%         5%        100%
 4/28/97       37%       20%            20%            18%         5%        100%
 4/29/97       37%       20%            20%            18%         5%        100%
 4/30/97       37%       20%            20%            18%         5%        100%
  5/1/97       37%       20%            20%            18%         5%        100%
  5/2/97       37%       20%            20%            18%         5%        100%
  5/5/97       37%       20%            20%            18%         5%        100%
  5/6/97       37%       20%            20%            18%         5%        100%
  5/7/97       37%       20%            20%            18%         5%        100%
  5/8/97       37%       20%            20%            18%         5%        100%
  5/9/97       37%       20%            20%            18%         5%        100%
 5/12/97       37%       20%            20%            18%         5%        100%
 5/13/97       37%       20%            20%            18%         5%        100%
 5/14/97       37%       20%            20%            18%         5%        100%
 5/15/97       37%       20%            20%            18%         5%        100%
 5/16/97       37%       20%            20%            18%         5%        100%
 5/19/97       37%       20%            20%            18%         5%        100%
 5/20/97       37%       20%            20%            18%         5%        100%
 5/21/97       37%       20%            20%            18%         5%        100%
 5/22/97       37%       20%            20%            18%         5%        100%
 5/23/97       37%       20%            20%            18%         5%        100%
 5/27/97       37%       20%            20%            18%         5%        100%
 5/28/97       37%       20%            20%            18%         5%        100%
 5/29/97       34%       20%            20%            21%         5%        100%
 5/30/97       34%       20%            20%            21%         5%        100%
  6/2/97       34%       20%            20%            21%         5%        100%
  6/3/97       34%       20%            20%            21%         5%        100%
  6/4/97       34%       20%            20%            21%         5%        100%
  6/5/97       34%       20%            20%            21%         5%        100%
  6/6/97       34%       20%            20%            21%         5%        100%
  6/9/97       34%       20%            20%            21%         5%        100%
 6/10/97       34%       20%            20%            21%         5%        100%
 6/11/97       34%       20%            20%            21%         5%        100%
 6/12/97       34%       20%            20%            21%         5%        100%
 6/13/97       34%       20%            20%            21%         5%        100%
 6/16/97       34%       20%            20%            21%         5%        100%
 6/17/97       34%       20%            20%            21%         5%        100%
 6/18/97       34%       20%            20%            21%         5%        100%
 6/19/97       34%       20%            20%            21%         5%        100%
 6/20/97       34%       20%            20%            21%         5%        100%
 6/23/97       34%       20%            20%            21%         5%        100%
 6/24/97       34%       20%            20%            21%         5%        100%
 6/25/97       34%       20%            20%            21%         5%        100%
 6/26/97       34%       20%            20%            21%         5%        100%
 6/27/97       34%       20%            20%            21%         5%        100%
 6/30/97       34%       20%            20%            21%         5%        100%
  7/1/97       34%       20%            20%            21%         5%        100%
  7/2/97       34%       20%            20%            21%         5%        100%
  7/3/97       34%       20%            20%            21%         5%        100%
  7/7/97       34%       20%            20%            21%         5%        100%
  7/8/97       34%       20%            20%            21%         5%        100%
  7/9/97       34%       20%            20%            21%         5%        100%
 7/10/97       34%       20%            20%            21%         5%        100%
 7/11/97       34%       20%            20%            21%         5%        100%
 7/14/97       34%       20%            20%            21%         5%        100%
 7/15/97       34%       20%            20%            21%         5%        100%
 7/16/97       34%       20%            20%            21%         5%        100%
 7/17/97       34%       20%            20%            18%         8%        100%
 7/18/97       34%       20%            20%            18%         8%        100%
 7/21/97       34%       20%            20%            12%         8%        100%
 7/22/97       34%       20%            20%            12%         8%        100%
 7/23/97       34%       20%            20%            12%         8%        100%
 7/24/97       34%       20%            20%            12%         8%        100%
 7/25/97       34%       20%            20%            12%         8%        100%
 7/28/97       34%       20%            20%            12%         8%        100%
 7/29/97       34%       20%            20%            12%         8%        100%
 7/30/97       34%       20%            20%            18%         8%        100%
 7/31/97       34%       20%            20%            12%        14%        100%
  8/1/97       34%       20%            20%            12%        14%        100%
  8/4/97       34%       20%            20%            12%        14%        100%
  8/5/97       34%       20%            20%            12%        14%        100%
  8/6/97       34%       20%            20%            12%        14%        100%
  8/7/97       34%       20%            20%            12%        14%        100%
  8/8/97       34%       20%            20%            12%        14%        100%
 8/11/97       34%       20%            20%            18%         8%        100%
 8/12/97       34%       20%            20%            18%         8%        100%
 8/13/97       34%       20%            20%            18%         8%        100%
 8/14/97       34%       20%            20%            18%         8%        100%
 8/15/97       34%       20%            20%            18%         8%        100%
 8/18/97       34%       20%            20%            18%         8%        100%
 8/19/97       34%       20%            20%            18%         8%        100%
 8/20/97       34%       20%            20%            18%         8%        100%
 8/21/97       34%       20%            20%            18%         8%        100%
 8/22/97       34%       20%            20%            18%         8%        100%
 8/25/97       34%       20%            20%            18%         8%        100%
 8/26/97       34%       20%            20%            18%         8%        100%
 8/27/97       34%       20%            20%            18%         8%        100%
 8/28/97       34%       20%            20%            18%         8%        100%
 8/29/97       34%       20%            20%            18%         8%        100%
 9/2/97        34%       20%            20%            18%         8%        100%
 9/3/97        34%       20%            20%            18%         8%        100%
 9/4/97        34%       20%            20%            18%         8%        100%
 9/5/97        34%       20%            20%            18%         8%        100%
 9/8/97        34%       20%            20%            18%         8%        100%
 9/9/97        34%       20%            20%            18%         8%        100%
 9/10/97       34%       20%            20%            18%         8%        100%
 9/11/97       34%       20%            20%            18%         8%        100%
 9/12/97       34%       20%            20%            18%         8%        100%
 9/15/97       34%       20%            20%            18%         8%        100%
 9/16/97       34%       20%            20%            18%         8%        100%
 9/17/97       34%       20%            20%            18%         8%        100%
 9/18/97       37%       20%            20%            12%        11%        100%
 9/19/97       37%       20%            20%            12%        11%        100%
 9/22/97       37%       20%            20%            12%        11%        100%
 9/23/97       37%       20%            20%            12%        11%        100%
 9/24/97       37%       20%            20%            12%        11%        100%
 9/25/97       37%       20%            20%            12%        11%        100%
 9/26/97       37%       20%            20%            12%        11%        100%
 9/29/97       37%       20%            20%            12%        11%        100%
 9/30/97       37%       20%            20%            12%        11%        100%
 10/1/97       37%       20%            20%            12%        11%        100%
 10/2/97       37%       20%            20%            12%        11%        100%
 10/3/97       37%       20%            20%            12%        11%        100%
 10/6/97       37%       20%            20%            12%        11%        100%
 10/7/97       37%       20%            20%            12%        11%        100%
 10/8/97       37%       20%            20%            12%        11%        100%
 10/9/97       37%       20%            20%            12%        11%        100%
10/10/97       37%       20%            20%            12%        11%        100%
10/13/97       37%       20%            20%            12%        11%        100%
10/14/97       37%       20%            20%            12%        11%        100%
10/15/97       37%       20%            20%            12%        11%        100%
10/16/97       37%       20%            20%            12%        11%        100%
10/17/97       37%       20%            20%            12%        11%        100%
10/20/97       37%       20%            20%            12%        11%        100%
10/21/97       37%       20%            20%            12%        11%        100%
10/22/97       37%       20%            20%            12%        11%        100%
10/23/97       37%       20%            20%            12%        11%        100%
10/24/97       37%       20%            20%            12%        11%        100%
10/27/97       37%       20%            20%             8%        17%        100%
10/28/97       43%       20%            20%             0%        17%        100%
10/29/97       43%       20%            20%             0%        17%        100%
10/30/97       43%       20%            20%             0%        17%        100%
10/31/97       43%       20%            20%             0%        17%        100%

                     ASSET DIRECTOR - BALANCED GROWTH FUND
                   TARGET MIX               ACTUAL ASSET MIX

20%             10%                                   10%
50%             20%          15%           15%        25%       5%

                              BALANCED GROWTH
---------------------------------------------------------------------------
Date         Large Cap    Small Cap   International  Bonds    Cash    Total

 11/1/96        28%          15%           15%        37%      5%      100%
 11/4/96        28%          15%           15%        37%      5%      100%
 11/5/96        28%          15%           15%        37%      5%      100%
 11/6/96        28%          15%           15%        37%      5%      100%
 11/7/96        28%          15%           15%        37%      5%      100%
 11/8/96        28%          15%           15%        37%      5%      100%
11/11/96        30%          15%           15%        33%      7%      100%
11/12/96        30%          15%           15%        33%      7%      100%
11/13/96        30%          15%           15%        33%      7%      100%
11/14/96        30%          15%           15%        33%      7%      100%
11/15/96        30%          15%           15%        33%      7%      100%
11/18/96        30%          15%           15%        33%      7%      100%
11/19/96        30%          15%           15%        33%      7%      100%
11/20/96        30%          15%           15%        33%      7%      100%
11/21/96        30%          15%           15%        33%      7%      100%
11/22/96        30%          15%           15%        33%      7%      100%
11/25/96        30%          15%           15%        33%      7%      100%
11/26/96        30%          15%           15%        33%      7%      100%
11/27/96        30%          15%           15%        33%      7%      100%
11/29/96        30%          15%           15%        33%      7%      100%
 12/2/96        30%          15%           15%        33%      7%      100%
 12/3/96        30%          15%           15%        33%      7%      100%
 12/4/96        30%          15%           15%        33%      7%      100%
 12/5/96        30%          15%           15%        33%      7%      100%
 12/6/96        30%          15%           15%        33%      7%      100%
 12/9/96        30%          15%           15%        33%      7%      100%
12/10/96        30%          15%           15%        33%      7%      100%
12/11/96        30%          15%           15%        33%      7%      100%
12/12/96        30%          15%           15%        33%      7%      100%
12/13/96        30%          15%           15%        33%      7%      100%
12/16/96        30%          15%           15%        33%      7%      100%
12/17/96        30%          15%           15%        33%      7%      100%
12/18/96        30%          15%           15%        33%      7%      100%
12/19/96        30%          15%           15%        33%      7%      100%
12/20/96        30%          15%           15%        33%      7%      100%
12/23/96        30%          15%           15%        33%      7%      100%
12/24/96        30%          15%           15%        33%      7%      100%
12/26/96        30%          15%           15%        33%      7%      100%
12/27/96        30%          15%           15%        33%      7%      100%
12/30/96        30%          15%           15%        33%      7%      100%
12/31/96        30%          15%           15%        33%      7%      100%
  1/2/97        30%          15%           15%        33%      7%      100%
  1/3/97        28%          15%           15%        37%      5%      100%
  1/6/97        28%          15%           15%        37%      5%      100%
  1/7/97        28%          15%           15%        37%      5%      100%
  1/8/97        28%          15%           15%        37%      5%      100%
  1/9/97        28%          15%           15%        37%      5%      100%
 1/10/97        28%          15%           15%        37%      5%      100%
 1/13/97        28%          15%           15%        37%      5%      100%
 1/14/97        28%          15%           15%        37%      5%      100%
 1/15/97        28%          15%           15%        37%      5%      100%
 1/16/97        28%          15%           15%        37%      5%      100%
 1/17/97        28%          15%           15%        37%      5%      100%
 1/20/97        28%          15%           15%        37%      5%      100%
 1/21/97        28%          15%           15%        37%      5%      100%
 1/22/97        28%          15%           15%        37%      5%      100%
 1/23/97        28%          15%           15%        37%      5%      100%
 1/24/97        28%          15%           15%        37%      5%      100%
 1/27/97        28%          15%           15%        37%      5%      100%
 1/28/97        28%          15%           15%        37%      5%      100%
 1/29/97        28%          15%           15%        37%      5%      100%
 1/30/97        28%          15%           15%        37%      5%      100%
 1/31/97        28%          15%           15%        37%      5%      100%
  2/3/97        28%          15%           15%        37%      5%      100%
  2/4/97        28%          15%           15%        37%      5%      100%
  2/5/97        28%          15%           15%        37%      5%      100%
  2/6/97        28%          15%           15%        37%      5%      100%
  2/7/97        28%          15%           15%        37%      5%      100%
 2/10/97        28%          15%           15%        37%      5%      100%
 2/11/97        28%          15%           15%        37%      5%      100%
 2/12/97        28%          15%           15%        37%      5%      100%
 2/13/97        28%          15%           15%        37%      5%      100%
2/14/97         28%          15%           15%        37%      5%      100%
2/18/97         28%          15%           15%        37%      5%      100%
2/19/97         28%          15%           15%        37%      5%      100%
2/20/97         28%          15%           15%        37%      5%      100%
2/21/97         28%          15%           15%        37%      5%      100%
2/24/97         28%          15%           15%        37%      5%      100%
2/25/97         28%          15%           15%        37%      5%      100%
2/26/97         28%          15%           15%        37%      5%      100%
2/27/97         28%          15%           15%        37%      5%      100%
2/28/97         28%          15%           15%        37%      5%      100%
 3/3/97         28%          15%           15%        37%      5%      100%
 3/4/97         28%          15%           15%        37%      5%      100%
 3/5/97         28%          15%           15%        37%      5%      100%
 3/6/97         28%          15%           15%        37%      5%      100%
 3/7/97         28%          15%           15%        37%      5%      100%
3/10/97         28%          15%           15%        37%      5%      100%
3/11/97         28%          15%           15%        37%      5%      100%
3/12/97         28%          15%           15%        37%      5%      100%
3/13/97         28%          15%           15%        37%      5%      100%
3/14/97         28%          15%           15%        37%      5%      100%
3/17/97         28%          15%           15%        37%      5%      100%
3/18/97         28%          15%           15%        37%      5%      100%
3/19/97         28%          15%           15%        37%      5%      100%
3/20/97         28%          15%           15%        37%      5%      100%
3/21/97         28%          15%           15%        37%      5%      100%
3/24/97         28%          15%           15%        37%      5%      100%
3/25/97         28%          15%           15%        37%      5%      100%
3/26/97         28%          15%           15%        37%      5%      100%
3/27/97         28%          15%           15%        37%      5%      100%
3/31/97         28%          15%           15%        37%      5%      100%
 4/1/97         28%          15%           15%        37%      5%      100%
 4/2/97         28%          15%           15%        37%      5%      100%
 4/3/97         28%          15%           15%        37%      5%      100%
 4/4/97         28%          15%           15%        37%      5%      100%
 4/7/97         28%          15%           15%        37%      5%      100%
 4/8/97         28%          15%           15%        37%      5%      100%
 4/9/97         28%          15%           15%        37%      5%      100%
4/10/97         28%          15%           15%        37%      5%      100%
4/11/97         28%          15%           15%        37%      5%      100%
4/14/97         28%          15%           15%        37%      5%      100%
4/15/97         28%          15%           15%        37%      5%      100%
4/16/97         28%          15%           15%        37%      5%      100%
4/17/97         28%          15%           15%        37%      5%      100%
4/18/97         28%          15%           15%        37%      5%      100%
4/21/97         28%          15%           15%        37%      5%      100%
4/22/97         28%          15%           15%        37%      5%      100%
4/23/97         28%          15%           15%        37%      5%      100%
4/24/97         28%          15%           15%        37%      5%      100%
4/25/97         28%          15%           15%        37%      5%      100%
4/26/97         28%          15%           15%        37%      5%      100%
4/29/97         28%          15%           15%        37%      5%      100%
4/30/97         28%          15%           15%        37%      5%      100%
 5/1/97         28%          15%           15%        37%      5%      100%
 5/2/97         28%          15%           15%        37%      5%      100%
 5/5/97         28%          15%           15%        37%      5%      100%
 5/6/97         28%          15%           15%        37%      5%      100%
 5/7/97         28%          15%           15%        37%      5%      100%
 5/8/97         28%          15%           15%        37%      5%      100%
 5/9/97         28%          15%           15%        37%      5%      100%
5/12/97         28%          15%           15%        37%      5%      100%
5/13/97         28%          15%           15%        37%      5%      100%
5/14/97         28%          15%           15%        37%      5%      100%
5/15/97         28%          15%           15%        37%      5%      100%
5/16/97         28%          15%           15%        37%      5%      100%
5/19/97         28%          15%           15%        37%      5%      100%
5/20/97         28%          15%           15%        37%      5%      100%
5/21/97         28%          15%           15%        37%      5%      100%
5/22/97         28%          15%           15%        37%      5%      100%
5/23/97         28%          15%           15%        37%      5%      100%
5/27/97         28%          15%           15%        37%      5%      100%
5/28/97         28%          15%           15%        37%      5%      100%
5/29/97         28%          15%           15%        37%      5%      100%
5/30/97         26%          15%           15%        39%      5%      100%
 6/2/97         26%          15%           15%        39%      5%      100%
 6/3/97         26%          15%           15%        39%      5%      100%
 6/4/97         26%          15%           15%        39%      5%      100%
 6/5/97         26%          15%           15%        39%      5%      100%
 6/6/97         26%          15%           15%        39%      5%      100%
 6/9/97         26%          15%           15%        39%      5%      100%
6/10/97         26%          15%           15%        39%      5%      100%
6/11/97         26%          15%           15%        39%      5%      100%
6/12/97         26%          15%           15%        39%      5%      100%
6/13/97         26%          15%           15%        39%      5%      100%
6/16/97         26%          15%           15%        39%      5%      100%
6/17/97         26%          15%           15%        39%      5%      100%
6/18/97         26%          15%           15%        39%      5%      100%
6/19/97         26%          15%           15%        39%      5%      100%
6/20/97         26%          15%           15%        39%      5%      100%
6/23/97         26%          15%           15%        39%      5%      100%
6/24/97         26%          15%           15%        39%      5%      100%
6/25/97         26%          15%           15%        39%      5%      100%
6/26/97         26%          15%           15%        39%      5%      100%
6/27/97         26%          15%           15%        39%      5%      100%
6/30/97         26%          15%           15%        39%      5%      100%
 7/1/97         26%          15%           15%        39%      5%      100%
 7/2/97         26%          15%           15%        39%      5%      100%
 7/3/97         26%          15%           15%        39%      5%      100%
 7/7/97         26%          15%           15%        39%      5%      100%
 7/8/97         26%          15%           15%        39%      5%      100%
 7/9/97         26%          15%           15%        39%      5%      100%
7/10/97         26%          15%           15%        39%      5%      100%
7/11/97         26%          15%           15%        39%      5%      100%
7/14/97         26%          15%           15%        39%      5%      100%
7/15/97         26%          15%           15%        39%      5%      100%
7/16/97         26%          15%           15%        39%      5%      100%
7/17/97         26%          15%           15%        37%      7%      100%
7/18/97         26%          15%           15%        37%      7%      100%
7/21/97         26%          15%           15%        37%      7%      100%
7/22/97         26%          15%           15%        37%      7%      100%
7/23/97         26%          15%           15%        37%      7%      100%
7/24/97         26%          15%           15%        37%      7%      100%
7/25/97         26%          15%           15%        37%      7%      100%
7/28/97         26%          15%           15%        37%      7%      100%
7/29/97         26%          15%           15%        37%      7%      100%
7/30/97         26%          15%           15%        37%      7%      100%
7/31/97         26%          15%           15%        33%     11%      100%
 8/1/97         26%          15%           15%        33%     11%      100%
 8/4/97         26%          15%           15%        33%     11%      100%
 8/5/97         26%          15%           15%        33%     11%      100%
 8/6/97         26%          15%           15%        33%     11%      100%
 8/7/97         26%          15%           15%        33%     11%      100%
 8/8/97         26%          15%           15%        33%     11%      100%
8/11/97         26%          15%           15%        37%      7%      100%
8/12/97         26%          15%           15%        37%      7%      100%
8/13/97         26%          15%           15%        37%      7%      100%
8/14/97         26%          15%           15%        37%      7%      100%
8/15/97         26%          15%           15%        37%      7%      100%
8/18/97         26%          15%           15%        37%      7%      100%
8/19/97         26%          15%           15%        37%      7%      100%
8/20/97         26%          15%           15%        37%      7%      100%
8/21/97         26%          15%           15%        37%      7%      100%
8/22/97         26%          15%           15%        37%      7%      100%
8/25/97         26%          15%           15%        37%      7%      100%
8/26/97         26%          15%           15%        37%      7%      100%
8/27/97         26%          15%           15%        37%      7%      100%
8/28/97         26%          15%           15%        37%      7%      100%
8/29/97         26%          15%           15%        37%      7%      100%
 9/2/97         26%          15%           15%        37%      7%      100%
 9/3/97         26%          15%           15%        37%      7%      100%
 9/4/97         26%          15%           15%        37%      7%      100%
 9/5/97         26%          15%           15%        37%      7%      100%
 9/8/97         26%          15%           15%        37%      7%      100%
 9/9/97         26%          15%           15%        37%      7%      100%
9/10/97         26%          15%           15%        37%      7%      100%
 9/11/97        26%          15%           15%        37%      7%      100%
 9/12/97        26%          15%           15%        37%      7%      100%
 9/15/97        26%          15%           15%        37%      7%      100%
 9/16/97        26%          15%           15%        37%      7%      100%
 9/17/97        28%          15%           15%        37%      7%      100%
 9/18/97        28%          15%           15%        33%      9%      100%
 9/19/97        28%          15%           15%        33%      9%      100%
 9/22/97        28%          15%           15%        33%      9%      100%
 9/23/97        28%          15%           15%        33%      9%      100%
 9/24/97        28%          15%           15%        33%      9%      100%
 9/25/97        28%          15%           15%        33%      9%      100%
 9/26/97        28%          15%           15%        33%      9%      100%
 9/28/97        28%          15%           15%        33%      9%      100%
 9/30/97        28%          15%           15%        33%      9%      100%
 10/1/97        28%          15%           15%        33%      9%      100%
 10/2/97        28%          15%           15%        33%      9%      100%
 10/3/97        28%          15%           15%        33%      9%      100%
 10/6/97        28%          15%           15%        33%      9%      100%
 10/7/97        28%          15%           15%        33%      9%      100%
 10/8/97        28%          15%           15%        33%      9%      100%
 10/9/97        28%          15%           15%        33%      9%      100%
10/10/97        28%          15%           15%        33%      9%      100%
10/13/97        28%          15%           15%        33%      9%      100%
10/14/97        28%          15%           15%        33%      9%      100%
10/15/97        28%          15%           15%        33%      9%      100%
10/16/97        28%          15%           15%        33%      9%      100%
10/17/97        28%          15%           15%        33%      9%      100%
10/20/97        28%          15%           15%        33%      9%      100%
10/21/97        28%          15%           15%        33%      9%      100%
10/22/97        28%          15%           15%        33%      9%      100%
10/23/97        28%          15%           15%        33%      9%      100%
10/24/97        28%          15%           15%        33%      9%      100%
10/27/97        28%          15%           15%        29%     13%      100%
10/28/97        32%          15%           15%        25%     13%      100%
10/29/97        32%          15%           15%        25%     13%      100%
10/30/97        32%          15%           15%        25%     13%      100%
10/31/97        32%          15%           15%        25%     13%      100%

                   ASSET DIRECTOR - CONSERVATIVE GROWTH FUND
                   TARGET MIX               ACTUAL ASSET MIX

-----------------------------------------------------------------------------
      20%        10%                             10%
-----------------------------------------------------------------------------
      80%        10%        10%       10%        45%        5%
-----------------------------------------------------------------------------
                              CONSERVATIVE GROWTH
-----------------------------------------------------------------------------
DATE       LARGE CAP SMALL CAP INTERNATIONAL BONDS   CASH       TOTAL
-----------------------------------------------------------------------------
  11/1/96        18%        10%       10%        57%        5%        100%
  11/4/96        18%        10%       10%        57%        5%        100%
  11/5/96        18%        10%       10%        57%        5%        100%
  11/6/96        18%        10%       10%        57%        5%        100%
  11/7/96        18%        10%       10%        57%        5%        100%
  11/8/96        18%        10%       10%        57%        5%        100%
 11/11/96        20%        10%       10%        53%        7%        100%
 11/12/96        20%        10%       10%        53%        7%        100%
 11/13/96        20%        10%       10%        53%        7%        100%
 11/14/96        20%        10%       10%        53%        7%        100%
 11/15/96        20%        10%       10%        53%        7%        100%
 11/18/96        20%        10%       10%        53%        7%        100%
 11/19/96        20%        10%       10%        53%        7%        100%
 11/20/96        20%        10%       10%        53%        7%        100%
 11/21/96        20%        10%       10%        53%        7%        100%
 11/22/96        20%        10%       10%        53%        7%        100%
 11/25/96        20%        10%       10%        53%        7%        100%
 11/26/96        20%        10%       10%        53%        7%        100%
 11/27/96        20%        10%       10%        53%        7%        100%
 11/29/96        20%        10%       10%        53%        7%        100%
  12/2/96        20%        10%       10%        53%        7%        100%
  12/3/96        20%        10%       10%        53%        7%        100%
  12/4/96        20%        10%       10%        53%        7%        100%
  12/5/96        20%        10%       10%        53%        7%        100%
  12/6/96        20%        10%       10%        53%        7%        100%
  12/9/96        20%        10%       10%        53%        7%        100%
 12/10/96        20%        10%       10%        53%        7%        100%
 12/11/96        20%        10%       10%        53%        7%        100%
 12/12/96        20%        10%       10%        53%        7%        100%
 12/13/96        20%        10%       10%        53%        7%        100%
 12/16/96        20%        10%       10%        53%        7%        100%
 12/17/96        20%        10%       10%        53%        7%        100%
 12/18/96        20%        10%       10%        53%        7%        100%
 12/19/96        20%        10%       10%        53%        7%        100%
 12/20/96        20%        10%       10%        53%        7%        100%
 12/23/96        20%        10%       10%        53%        7%        100%
 12/24/96        20%        10%       10%        53%        7%        100%
 12/26/96        20%        10%       10%        53%        7%        100%
 12/27/96        20%        10%       10%        53%        7%        100%
 12/30/96        20%        10%       10%        53%        7%        100%
 12/31/96        20%        10%       10%        53%        7%        100%
   1/2/97        20%        10%       10%        53%        7%        100%
   1/3/97        18%        10%       10%        57%        5%        100%
   1/6/97        18%        10%       10%        57%        5%        100%
   1/7/97        18%        10%       10%        57%        5%        100%
   1/8/97        18%        10%       10%        57%        5%        100%
   1/9/97        18%        10%       10%        57%        5%        100%
  1/10/97        18%        10%       10%        57%        5%        100%
  1/13/97        18%        10%       10%        57%        5%        100%
  1/14/97        18%        10%       10%        57%        5%        100%
  1/15/97        18%        10%       10%        57%        5%        100%
  1/16/97        18%        10%       10%        57%        5%        100%
  1/17/97        18%        10%       10%        57%        5%        100%
  1/20/97        18%        10%       10%        57%        5%        100%
  1/21/97        18%        10%       10%        57%        5%        100%
  1/22/97        18%        10%       10%        57%        5%        100%
  1/23/97        18%        10%       10%        57%        5%        100%
  1/24/97        18%        10%       10%        57%        5%        100%
  1/27/97        18%        10%       10%        57%        5%        100%
  1/28/97        18%        10%       10%        57%        5%        100%
  1/29/97        18%        10%       10%        57%        5%        100%
  1/30/97        18%        10%       10%        57%        5%        100%
  1/31/97        18%        10%       10%        57%        5%        100%
   2/3/97        18%        10%       10%        57%        5%        100%
   2/4/97        18%        10%       10%        57%        5%        100%
   2/5/97        18%        10%       10%        57%        5%        100%
   2/6/97        18%        10%       10%        57%        5%        100%
   2/7/97        18%        10%       10%        57%        5%        100%
  2/10/97        18%        10%       10%        57%        5%        100%
  2/11/97        18%        10%       10%        57%        5%        100%
  2/12/97        18%        10%       10%        57%        5%        100%
  2/13/97        18%        10%       10%        57%        5%        100%
  2/14/97        18%        10%       10%        57%        5%        100%
  2/15/97        18%        10%       10%        57%        5%        100%
  2/19/97        18%        10%       10%        57%        5%        100%
  2/20/97        18%        10%       10%        57%        5%        100%
  2/21/97        18%        10%       10%        57%        5%        100%
  2/24/97        18%        10%       10%        57%        5%        100%
  2/25/97        18%        10%       10%        57%        5%        100%
  2/26/97        18%        10%       10%        57%        5%        100%
  2/27/97        18%        10%       10%        57%        5%        100%
  2/28/97        18%        10%       10%        57%        5%        100%
   3/3/97        18%        10%       10%        57%        5%        100%
   3/4/97        18%        10%       10%        57%        5%        100%
   3/5/97        18%        10%       10%        57%        5%        100%
   3/6/97        18%        10%       10%        57%        5%        100%
   3/7/97        18%        10%       10%        57%        5%        100%
   3/10/97       18%        10%       10%        57%        5%        100%
   3/11/97       18%        10%       10%        57%        5%        100%
   3/12/97       18%        10%       10%        57%        5%        100%
   3/13/97       18%        10%       10%        57%        5%        100%
   3/14/97       18%        10%       10%        57%        5%        100%
   3/17/97       18%        10%       10%        57%        5%        100%
   3/18/97       18%        10%       10%        57%        5%        100%
   3/19/97       18%        10%       10%        57%        5%        100%
   3/20/97       18%        10%       10%        57%        5%        100%
   3/21/97       18%        10%       10%        57%        5%        100%
   3/24/97       18%        10%       10%        57%        5%        100%
   3/25/97       18%        10%       10%        57%        5%        100%
   3/26/97       18%        10%       10%        57%        5%        100%
   3/27/97       18%        10%       10%        57%        5%        100%
   3/31/97       18%        10%       10%        57%        5%        100%
    4/1/97       18%        10%       10%        57%        5%        100%
    4/2/97       18%        10%       10%        57%        5%        100%
    4/3/97       18%        10%       10%        57%        5%        100%
    4/4/97       18%        10%       10%        57%        5%        100%
    4/7/97       18%        10%       10%        57%        5%        100%
    4/8/97       18%        10%       10%        57%        5%        100%
    4/9/97       18%        10%       10%        57%        5%        100%
   4/10/97       18%        10%       10%        57%        5%        100%
   4/11/97       18%        10%       10%        57%        5%        100%
   4/14/97       18%        10%       10%        57%        5%        100%
   4/15/97       18%        10%       10%        57%        5%        100%
   4/16/97       18%        10%       10%        57%        5%        100%
   4/17/97       18%        10%       10%        57%        5%        100%
   4/18/97       18%        10%       10%        57%        5%        100%
   4/21/97       18%        10%       10%        57%        5%        100%
   4/22/97       18%        10%       10%        57%        5%        100%
   4/23/97       18%        10%       10%        57%        5%        100%
   4/24/97       18%        10%       10%        57%        5%        100%
   4/25/97       18%        10%       10%        57%        5%        100%
   4/28/97       18%        10%       10%        57%        5%        100%
   4/29/97       18%        10%       10%        57%        5%        100%
   4/30/97       18%        10%       10%        57%        5%        100%
    5/1/97       18%        10%       10%        57%        5%        100%
    5/2/97       18%        10%       10%        57%        5%        100%
    5/5/97       18%        10%       10%        57%        5%        100%
    5/6/97       18%        10%       10%        57%        5%        100%
    5/7/97       18%        10%       10%        57%        5%        100%
    5/8/97       18%        10%       10%        57%        5%        100%
    5/9/97       18%        10%       10%        57%        5%        100%
   5/12/97       18%        10%       10%        57%        5%        100%
   5/13/97       18%        10%       10%        57%        5%        100%
   5/14/97       18%        10%       10%        57%        5%        100%
   5/15/97       18%        10%       10%        57%        5%        100%
   5/16/97       18%        10%       10%        57%        5%        100%
   5/19/97       18%        10%       10%        57%        5%        100%
   5/20/97       18%        10%       10%        57%        5%        100%
   5/21/97       18%        10%       10%        57%        5%        100%
   5/22/97       18%        10%       10%        57%        5%        100%
   5/23/97       18%        10%       10%        57%        5%        100%
   5/27/97       18%        10%       10%        57%        5%        100%
   5/28/97       18%        10%       10%        57%        5%        100%
   5/29/97       16%        10%       10%        59%        5%        100%
   5/30/97       16%        10%       10%        59%        5%        100%
    6/2/97       16%        10%       10%        59%        5%        100%
    6/3/97       16%        10%       10%        59%        5%        100%
    6/4/97       16%        10%       10%        59%        5%        100%
    6/5/97       16%        10%       10%        59%        5%        100%
    6/6/97       16%        10%       10%        59%        5%        100%
    6/9/97       16%        10%       10%        59%        5%        100%
   6/10/97       16%        10%       10%        59%        5%        100%
   6/11/97       16%        10%       10%        59%        5%        100%
   6/12/97       16%        10%       10%        59%        5%        100%
   6/13/97       16%        10%       10%        59%        5%        100%
   6/16/97       16%        10%       10%        59%        5%        100%
   6/17/97       16%        10%       10%        59%        5%        100%
   6/18/97       16%        10%       10%        59%        5%        100%
   6/19/97       16%        10%       10%        59%        5%        100%
   6/20/97       16%        10%       10%        59%        5%        100%
   6/23/97       16%        10%       10%        59%        5%        100%
   6/24/97       16%        10%       10%        59%        5%        100%
   6/25/97       16%        10%       10%        59%        5%        100%
   6/26/97       16%        10%       10%        59%        5%        100%
   6/27/97       16%        10%       10%        59%        5%        100%
   6/30/97       16%        10%       10%        59%        5%        100%
    7/1/97       16%        10%       10%        59%        5%        100%
    7/2/97       16%        10%       10%        59%        5%        100%
    7/3/97       16%        10%       10%        59%        5%        100%
    7/7/97       16%        10%       10%        59%        5%        100%
    7/8/97       16%        10%       10%        59%        5%        100%
    7/9/97       16%        10%       10%        59%        5%        100%
   7/10/97       16%        10%       10%        59%        5%        100%
   7/11/97       16%        10%       10%        59%        5%        100%
   7/14/97       16%        10%       10%        59%        5%        100%
   7/15/97       16%        10%       10%        59%        5%        100%
   7/16/97       16%        10%       10%        59%        5%        100%
   7/17/97       16%        10%       10%        57%        7%        100%
   7/18/97       16%        10%       10%        57%        7%        100%
   7/21/97       16%        10%       10%        57%        7%        100%
   7/22/97       16%        10%       10%        57%        7%        100%
   7/23/97       16%        10%       10%        57%        7%        100%
   7/24/97       16%        10%       10%        57%        7%        100%
   7/25/97       16%        10%       10%        57%        7%        100%
   7/26/97       16%        10%       10%        57%        7%        100%
   7/29/97       16%        10%       10%        57%        7%        100%
   7/30/97       16%        10%       10%        57%        7%        100%
   7/31/97       16%        10%       10%        53%       11%        100%
    8/1/97       16%        10%       10%        53%       11%        100%
    8/4/97       16%        10%       10%        53%       11%        100%
    8/5/97       16%        10%       10%        53%       11%        100%
    8/6/97       16%        10%       10%        53%       11%        100%
    8/7/97       16%        10%       10%        53%       11%        100%
    8/8/97       16%        10%       10%        53%       11%        100%
   8/11/97       16%        10%       10%        57%        7%        100%
   8/12/97       16%        10%       10%        57%        7%        100%
   8/13/97       16%        10%       10%        57%        7%        100%
   8/14/97       16%        10%       10%        57%        7%        100%
   8/15/97       16%        10%       10%        57%        7%        100%
   8/18/97       16%        10%       10%        57%        7%        100%
   8/19/97       16%        10%       10%        57%        7%        100%
   8/20/97       16%        10%       10%        57%        7%        100%
   8/21/97       16%        10%       10%        57%        7%        100%
   8/22/97       16%        10%       10%        57%        7%        100%
   8/25/97       16%        10%       10%        57%        7%        100%
   8/26/97       16%        10%       10%        57%        7%        100%
   8/27/97       16%        10%       10%        57%        7%        100%
   8/28/97       16%        10%       10%        57%        7%        100%
   8/29/97       16%        10%       10%        57%        7%        100%
    9/2/97       16%        10%       10%        57%        7%        100%
    9/3/97       16%        10%       10%        57%        7%        100%
    9/4/97       16%        10%       10%        57%        7%        100%
    9/5/97       16%        10%       10%        57%        7%        100%
    9/8/97       16%        10%       10%        57%        7%        100%
    9/9/97       16%        10%       10%        57%        7%        100%
   9/10/97       16%        10%       10%        57%        7%        100%
   9/11/97       16%        10%       10%        57%        7%        100%
   9/12/97       16%        10%       10%        57%        7%        100%
   9/15/97       16%        10%       10%        57%        7%        100%
   9/16/97       16%        10%       10%        57%        7%        100%
   9/17/97       16%        10%       10%        57%        7%        100%
   9/18/97       18%        10%       10%        53%        9%        100%
   9/19/97       18%        10%       10%        53%        9%        100%
   9/22/97       18%        10%       10%        53%        9%        100%
   9/23/97       18%        10%       10%        53%        9%        100%
   9/24/97       18%        10%       10%        53%        9%        100%
   9/25/97       18%        10%       10%        53%        9%        100%
   9/26/97       18%        10%       10%        53%        9%        100%
   9/29/97       18%        10%       10%        53%        9%        100%
   9/30/97       18%        10%       10%        53%        9%        100%
   10/1/97       18%        10%       10%        53%        9%        100%
   10/2/97       18%        10%       10%        53%        9%        100%
   10/3/97       18%        10%       10%        53%        9%        100%
   10/6/97       18%        10%       10%        53%        9%        100%
   10/7/97       18%        10%       10%        53%        9%        100%
   10/8/97       18%        10%       10%        53%        9%        100%
   10/9/97       18%        10%       10%        53%        9%        100%
  10/10/97       18%        10%       10%        53%        9%        100%
  10/13/97       18%        10%       10%        53%        9%        100%
  10/14/97       18%        10%       10%        53%        9%        100%
  10/15/97       18%        10%       10%        53%        9%        100%
  10/16/97       18%        10%       10%        53%        9%        100%
  10/17/97       18%        10%       10%        53%        9%        100%
  10/20/97       18%        10%       10%        53%        9%        100%
  10/21/97       18%        10%       10%        53%        9%        100%
  10/22/97       18%        10%       10%        53%        9%        100%
  10/23/97       18%        10%       10%        53%        9%        100%
  10/24/97       18%        10%       10%        53%        9%        100%
  10/27/97       18%        10%       10%        49%       13%        100%
  10/28/97       22%        10%       10%        45%       13%        100%
  10/29/97       22%        10%       10%        45%       13%        100%
  10/30/97       22%        10%       10%        45%       13%        100%
  10/31/97       22%        10%       10%        45%       13%        100%

-----------------------------------------
Cash Equivalents
Bonds
Stocks
     International
     U.S. Small-Company
     U.S. Large-Company

Schwab Asset Director(R) Funds

Conservative Growth Fund will exhibit less volatility than that of the Balanced Growth Fund, which will in turn exhibit less volatility than that of the High Growth Fund.

This expectation is based on the fact that bonds have traditionally exhibited less volatility than stocks. Therefore, as the proportion of the portfolio allocated to bonds increases, volatility should decrease. As a result of this strategy, all three Asset Director Funds should exhibit less volatility than an all stock fund such as an S&P 500 Index fund. For example, on October 27, 1997, the S&P 500 Index experienced its largest single-day decline during the reporting period, losing 6.87%. By comparison, on that same day, the Asset Director High Growth, Balanced Growth, and Conservative Growth Funds lost just 3.97%, 2.77%, and 1.44%, respectively.

We think that the most meaningful way for investors to evaluate their exposure to market risk is not on an individual fund basis, but in regard to the risk of their overall investment portfolio. One of the greatest risks of a bear market is selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio exposure should be set at an appropriate level for you--one that allows you to "ride out" market downturns over the long term. The different risk and potential return profiles of the three Asset Director funds offer one way to achieve long-term exposure to the equity markets, taking into consideration that each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.


Q: CERTAIN SECTORS OF THE SCHWAB ASSET DIRECTOR FUNDS' PORTFOLIOS ARE INVESTED
   IN INDEX FUNDS WHILE OTHERS ARE INVESTED IN INDIVIDUAL SECURITIES. WHY ARE INDEX FUNDS USED ONLY FOR SOME SECTORS, AND HOW DO YOU DETERMINE WHEN TO USE THEM?

A: One effective means to ensure that a particular portfolio has performance and risk characteristics consistent with those of its component asset classes is to use an indexing strategy specifically designed to track the performance and risk characteristics of a particular asset class. The Funds use several indexing techniques that are both representative of the asset classes they seek to replicate and cost efficient for the Funds to execute.

The large-company domestic stock component of the Funds is managed very much like our Schwab S&P 500 Fund. Most, if not all, of the S&P 500 Index stocks are held by the Funds in weights consistent with those in that Index. We have determined that it would not be advisable for the Funds to convert their large-company stock holdings to an investment in the Schwab S&P 500 Fund at this time because of realized capital gain implications, and the potential for negative tax consequences for Fund shareholders.

For the small-company stock and international stock components, in which economies of scale have a significant impact on trading costs, the Asset Director Funds achieve their target asset class weightings by investing in both the Schwab Small-Cap Index Fund(R) and the Schwab International Index Fund.(R)

For the bond asset class, where the indices we seek to replicate include thousands of issues, we utilize a sampling strategy designed to replicate the return and risk characteristics of the indices we seek to track.

During the next year, we anticipate investing a portion of the assets of the Balanced Growth Fund and Conservative Growth Fund in the Schwab Total Bond Market Index Fund.

Combined, these techniques can provide the Funds with an effective and cost-efficient indexing strategy. The asset classes included in each of the Asset Director Funds and the indices they seek to track are as follows:

Large-Company Stock                           S&P 500(R) Index

Small-Company Stock                           Schwab Small-Cap Index(R)

International Stock                           Schwab International Index(R)

Bonds Lehman Brothers Aggregate Bond Index and Lehman Brothers 20+ Year Treasury Index

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
COMMON STOCK--42.8%
AEROSPACE/DEFENSE--0.8%
BF Goodrich Co.                      300      $     13
Boeing Co.                        10,278           493
General Dynamics Corp.               800            65
Lockheed Martin Corp.              2,300           219
Northrop Grumman Corp.               900            98
Raytheon Co.                       2,400           130
Textron, Inc.                      2,200           127
United Technologies Corp.          2,500           175
                                               -------
                                                 1,320
                                               -------
AIR TRANSPORTATION--0.2%
AMR Corp.+                         1,200           139
Delta Airlines, Inc.               1,100           111
Southwest Airlines Co.             1,300            42
US Airways Group, Inc.+              800            38
                                               -------
                                                   330
                                               -------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B             200             7
Anheuser-Busch Companies,
  Inc.                             5,000           199
Brown-Forman Corp. Class B           500            25
Seagram Co., Ltd.                  3,800           128
                                               -------
                                                   359
                                               -------
APPAREL--0.2%
Fruit of the Loom, Inc. Class
  A+                                 400            10
Liz Claiborne, Inc.                  400            20
NIKE, Inc. Class B                 2,900           136
Reebok International Ltd.+           400            15
Russell Corp.                        200             6
Springs Industries, Inc.             100             5
Stride Rite Corp.                    300             4
V.F. Corp.                           900            80
                                               -------
                                                   276
                                               -------
AUTOMOTIVE PRODUCTS--0.1%
Autoliv, Inc.                        341            13
Cooper Tire & Rubber Co.             800            17
Goodyear Tire & Rubber Co.         1,900           120
Meritor Automotive, Inc.+            633            14
                                               -------
                                                   164
                                               -------
BANKS--3.7%
Banc One Corp.                     5,950           310
Bank of New York Co., Inc.         3,800           179
BankAmerica Corp.                  7,200           515
BankBoston Corp.                   1,700           138
Bankers Trust New York Corp.       1,400           165

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Barnett Banks, Inc.                2,100      $    145
Chase Manhattan Corp.              4,440           512
Citicorp                           4,800           598
Comerica, Inc.                     1,400           111
CoreStates Financial Corp.         2,200           160
Fifth Third Bancorp                1,950           125
First Chicago NBD Corp.            3,105           226
First Union Corp.                  5,720           281
Fleet Financial Group, Inc.        2,624           169
Huntington Bancshares, Inc.        1,700            55
J.P. Morgan & Co., Inc.            2,000           220
KeyCorp, Inc.                      2,300           141
MBNA Corp.                         5,100           134
Mellon Bank Corp.                  2,300           119
National City Corp.                1,900           114
NationsBank Corp.                  7,326           439
Norwest Corp.                      7,620           244
PNC Bank Corp.                     3,100           147
Republic New York Corp.              800            85
State Street Corp.                 1,600            89
SunTrust Banks, Inc.               2,300           149
U.S. Bancorp.                      2,550           259
Wachovia Corp.                     1,800           136
Wells Fargo & Co.                  1,133           330
                                               -------
                                                 6,295
                                               -------
BUSINESS MACHINES & SOFTWARE--4.0%
3COM Corp.+                        3,900           162
Adobe Systems, Inc.                  500            24
Apple Computer, Inc.+              1,300            22
Autodesk, Inc.                       500            19
Bay Networks, Inc.+                2,100            66
Cabletron Systems, Inc.+           1,600            46
Ceridian Corp.+                      828            32
Cisco Systems, Inc.+               6,900           566
Compaq Computer Corp.+             7,815           498
Computer Associates
  International, Inc.              3,750           280
Computer Sciences Corp.+           1,190            84
Data General Corp.+                  300             6
Dell Computer Corp.+               3,400           272
Digital Equipment Corp.+           1,500            75
EMC Corp.+                         2,500           140
Hewlett-Packard Co.               10,700           660
Honeywell, Inc.                    1,400            95
Intergraph Corp.+                    500             5

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
International Business
  Machines Corp.                  10,100      $    990
Microsoft Corp.+                  12,400         1,611
Novell, Inc.+                      3,500            30
Oracle Systems Corp.+              9,975           357
Parametric Technology Corp.+       1,100            49
Pitney Bowes, Inc.                 1,700           135
Seagate Technology, Inc.+          2,468            67
Silicon Graphics, Inc.+            1,476            22
Sun Microsystems, Inc.+            3,700           127
Unisys Corp.+                      1,700            23
Xerox Corp.                        3,400           270
                                               -------
                                                 6,733
                                               -------
BUSINESS SERVICES--0.6%
Automatic Data Processing,
  Inc.                             3,000           150
Browning-Ferris Industries,
  Inc.                             1,800            59
Choicepoint, Inc.+                   100             4
Cognizant Corp.                    1,400            55
Deluxe Corp.                         700            23
Dun & Bradstreet Corp.             1,500            43
Ecolab, Inc.                         600            29
Equifax, Inc.                      1,500            47
First Data Corp.                   4,500           131
H & R Block, Inc.                  1,000            37
HBO & Co.                          1,700            74
IKON Office Solutions              1,300            37
Interpublic Group of
  Companies, Inc.                  1,150            55
John H. Harland Co.                  200             4
Laidlaw, Inc.                      3,300            47
Moore Corp. Ltd.                     900            15
National Service Industries,
  Inc.                               200             9
R.R. Donnelley & Sons Co.          1,500            49
Safety-Kleen Corp.                   300             7
Service Corp. International        2,200            67
Shared Medical Systems Corp.         100             5
SUPERVALU, Inc.                      300            11
Waste Management, Inc.             4,600           108
                                               -------
                                                 1,066
                                               -------
CHEMICAL--1.3%
Air Products & Chemicals,
  Inc.                             1,400           106
Dow Chemical Co.                   2,700           245
E.I. du Pont de Nemours & Co.     11,600           659
Eastman Chemical Co.                 900            54
Great Lakes Chemical Corp.           400            19
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Hercules, Inc.                     1,200      $     55
Minnesota Mining &
  Manufacturing Co.                4,300           393
Monsanto Co.                       6,000           257
Morton International, Inc.         1,100            36
Nalco Chemical Co.                   600            24
PPG Industries, Inc.               1,600            91
Praxair, Inc.                      1,400            61
Rohm & Haas Co.                      900            75
Sigma-Aldrich Corp.                  900            32
Solutia, Inc.+                       860            19
Union Carbide Corp.                1,400            64
W.R. Grace & Co.                     900            61
                                               -------
                                                 2,251
                                               -------
CONSTRUCTION--0.1%
Armstrong World Industries,
  Inc.                               700            47
Centex Corp.                         100             6
Crane Co.                            150             6
Fluor Corp.                          700            29
Kaufman & Broad Home Corp.           200             4
Owens Corning                        400            14
Pulte Corp.                          100             4
Sherwin-Williams Co.               1,700            47
The Stanley Works                  1,100            46
                                               -------
                                                   203
                                               -------
CONSUMER-DURABLE--0.1%
Black & Decker Corp.                 600            23
Masco Corp.                        1,400            61
Maytag Corp.                         900            30
Newell Co.                         1,600            62
Snap-on, Inc.                        300            13
Whirlpool Corp.                      600            36
                                               -------
                                                   225
                                               -------
CONSUMER-NONDURABLE--0.5%
American Greetings Corp.
  Class A                            500            17
Corning, Inc.                      2,100            95
Darden Restaurants, Inc.           1,500            17
Fort James Corp.+                  1,600            64
Fortune Brands, Inc.               1,700            56
Hasbro, Inc.                       1,100            32
Jostens, Inc.                        200             5
Mattel, Inc.                       2,950           115
McDonald's Corp.                   7,000           313
Rubbermaid, Inc.                   1,500            36

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Tricon Global Restaurants,
  Inc.+                            1,260      $     38
Wendy's International, Inc.        1,300            27
                                               -------
                                                   815
                                               -------
CONTAINERS--0.1%
Ball Corp.                           200             7
Bemis Co., Inc.                      500            19
Crown Cork & Seal Co., Inc.        1,000            45
Owens-Illinois, Inc.+              1,400            48
Stone Container Corp.              1,000            12
                                               -------
                                                   131
                                               -------
ELECTRONICS--1.8%
Advanced Micro Devices, Inc.+      1,220            28
AMP, Inc.                          1,900            86
Applied Materials, Inc.+           3,600           120
EG&G, Inc.                           300             6
General Semiconductor, Inc.+         200             2
General Signal Corp.                 200             8
Harris Corp.                         800            35
Intel Corp.                       16,800         1,294
KLA-Tencor Corp.+                    600            26
LSI Logic Corp.+                   1,400            31
Lucent Technologies, Inc.+         6,648           548
Micron Technology, Inc.+           1,800            48
Motorola, Inc.                     6,200           383
National Semiconductor Corp.+      1,400            50
Perkin Elmer Corp.                   500            31
Rockwell International Corp.       1,900            93
Scientific-Atlanta, Inc.             400             7
Tektronix, Inc.                      700            41
Texas Instruments, Inc.            2,200           235
Thermo Electron Corp.+             1,300            49
Thomas & Betts Corp.                 481            24
                                               -------
                                                 3,145
                                               -------
ENERGY-DEVELOPMENT--0.7%
Anadarko Petroleum Corp.             800            59
Apache Corp.                         600            25
Baker Hughes, Inc.                 1,700            78
Burlington Resources, Inc.         1,805            88
Dresser Industries, Inc.           1,700            72
Enserch Explorations, Inc.+          449             4
Halliburton Co.                    2,558           153
Helmerich & Payne, Inc.              500            40
Occidental Petroleum Corp.         3,400            95
Rowan Companies, Inc.+               500            19
Schlumberger Ltd.                  5,100           446
Union Pacific Resources Group      2,539            63
Western Atlas, Inc.+                 800            69
                                               -------
                                                 1,211
                                               -------
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
FOOD-AGRICULTURE--2.5%
Archer-Daniels Midland Co.         5,675      $    126
Campbell Soup Co.                  4,700           242
Coca-Cola Co.                     25,400         1,433
ConAgra, Inc.                      4,800           145
CPC International, Inc.            1,500           149
Fleming Companies, Inc.              400             7
General Mills, Inc.                1,963           130
H.J. Heinz Co.                     3,700           172
Hershey Foods Corp.                1,400            77
Kellogg Co.                        4,200           181
PepsiCo, Inc.                     15,700           578
Pioneer Hi-Bred
  International, Inc.              1,000            92
Quaker Oats Co.                    1,200            57
Ralston Purina Co.                 1,200           108
Sara Lee Corp.                     4,900           251
SYSCO Corp.                        1,500            60
Unilever NV                        6,500           347
Whitman Corp.                        900            24
Wm. Wrigley Jr. Co.                1,400           101
                                               -------
                                                 4,280
                                               -------
GOLD--0.1%
Barrick Gold Corp.                 3,800            78
Battle Mountain Gold Co.           2,000            12
Echo Bay Mines Ltd.+               1,400             6
Homestake Mining Co.               1,300            16
Newmont Mining Corp.               1,401            49
Placer Dome, Inc.                  2,100            33
                                               -------
                                                   194
                                               -------
HEALTHCARE--4.5%
Abbott Laboratories                8,000           491
Allergan, Inc.                       300            10
ALZA Corp.+                          800            21
American Home Products Corp.       6,700           497
Amgen, Inc.                        2,700           133
Bausch & Lomb, Inc.                  300            12
Baxter International, Inc.         2,800           130
Becton, Dickinson & Co.            1,000            46
Beverly Enterprises, Inc.+         1,100            16
Biomet, Inc.                       1,100            27
Boston Scientific Corp.+           1,737            79
Bristol-Myers Squibb Co.          10,300           904
C.R. Bard, Inc.                      400            11

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Cardinal Health, Inc.              1,200      $     89
Columbia/HCA Healthcare Corp.      6,700           189
Crescendo Pharmaceuticals
  Corp. Class A+                      20             0
Eli Lilly & Co.                   11,500           769
Guidant Corp.+                     1,200            69
HealthSouth Corp.+                 3,452            88
Humana, Inc.+                      1,400            29
Johnson & Johnson                 13,600           780
Mallinckrodt, Inc.                   400            15
Manor Care, Inc.                     300            10
Medtronic, Inc.                    4,800           209
Merck & Co., Inc.                 12,500         1,116
Pfizer, Inc.                      13,300           941
Pharmacia & Upjohn, Inc.           5,200           165
Schering-Plough Corp.              7,500           420
St. Jude Medical, Inc.+              725            22
Tenet Healthcare Corp.+            3,100            95
U.S. Surgical Corp.                  700            19
United Healthcare Co.              1,700            79
Warner Lambert Co.                 2,900           415
                                               -------
                                                 7,896
                                               -------
HOUSEHOLD PRODUCTS--1.1%
Alberto-Culver Co. Class B           200             6
Avon Products, Inc.                1,600           105
Clorox Co.                         1,200            84
Colgate-Palmolive Co.              3,100           201
Gillette Co.                       5,800           517
International Flavors &
  Fragrances, Inc.                 1,100            53
Procter & Gamble Co.              13,900           945
Tupperware Corp.                     400            10
                                               -------
                                                 1,921
                                               -------
IMAGING & PHOTO--0.1%
Eastman Kodak Co.                  3,400           204
Polaroid Corp.                       200             9
                                               -------
                                                   213
                                               -------
INSURANCE--1.9%
Aegon NV ARS***                      304            24
Aetna, Inc.                        1,924           137
Allstate Corp.                     4,500           373
American General Corp.             2,510           128
American International Group,
  Inc.                             7,250           739
Aon Corp.                          1,650            89
Chubb Corp.                        2,100           139
CIGNA Corp.                          800           124
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Conseco, Inc.                      1,604      $     70
General Re Corp.                     935           184
Hartford Financial Services
  Group                            1,500           122
Jefferson-Pilot Corp.              1,050            81
Lincoln National Corp.             1,100            76
Marsh & McLennan Companies,
  Inc.                             2,000           142
MBIA Corp.                         1,400            84
MGIC Investment Corp.              1,800           109
Progressive Corp.                    900            94
Providian Financial Corp.            700            26
SAFECO Corp.                       1,100            52
St. Paul Companies, Inc.           1,000            80
SunAmerica, Inc.                   1,950            70
Torchmark Corp.                    1,400            56
Transamerica Corp.                 1,000           101
UNUM Corp.                         2,000            98
USF & G Corp.                      1,100            22
                                               -------
                                                 3,220
                                               -------
MEDIA--1.1%
Clear Channel Communications,
  Inc.+                            1,100            73
Comcast Corp. Class A              3,500            96
Dow Jones & Co., Inc.                700            33
Gannett Co., Inc.                  3,000           158
King World Productions, Inc.         300            14
Knight-Ridder, Inc.                  600            31
McGraw Hill Companies, Inc.        1,300            85
Meredith Corp.                       200             7
New York Times Co. Class A         1,000            55
SBC Communications, Inc.           9,467           601
Telecommunications, Inc.
  Series A (TCI Group)+            5,200           119
Time Warner, Inc.                  5,700           329
Times Mirror Co. Series A            700            38
Tribune Co.                        1,100            61
Viacom, Inc. Class B+              3,600           109
                                               -------
                                                 1,809
                                               -------
MISCELLANEOUS FINANCE--1.8%
American Express Co.               4,900           382
Beneficial Corp.                     900            69
Charles Schwab Corp.               2,650            90
Countrywide Credit
  Industries, Inc.                 1,100            38
Federal Home Loan Mortgage
  Corp.                            7,100           269
Federal National Mortgage
  Assoc.                          10,800           523

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Golden West Financial Corp.          900      $     78
Green Tree Financial Corp.         1,000            42
H.F. Ahmanson & Co.                  900            53
Household International, Inc.      1,200           136
Merrill Lynch & Co., Inc.+         3,800           257
Morgan Stanley, Dean Witter,
  Discover & Co.                   5,950           292
Salomon, Inc                       1,500           117
Travelers Group, Inc.              6,666           467
Washington Mutual, Inc.            2,650           181
                                               -------
                                                 2,994
                                               -------
MOTOR VEHICLE--1.0%
Chrysler Corp.                     6,900           243
Cummins Engine Co., Inc.             600            37
Dana Corp.                           800            37
Eaton Corp.                        1,100           106
Echlin, Inc.                         300            10
Fleetwood Enterprises, Inc.          200             6
Ford Motor Co.                    12,200           534
General Motors Corp.               7,500           481
Genuine Parts Co.                  1,800            56
Navistar International Corp.+        700            16
Paccar, Inc.                         700            32
TRW, Inc.                          1,400            80
                                               -------
                                                 1,638
                                               -------
NON-FERROUS--0.3%
Alcan Aluminum, Ltd.               2,300            66
Aluminum Company of America        2,000           144
Asarco, Inc.                         200             5
Cyprus Amax Minerals Co.             600            13
Engelhard Corp.                    1,300            23
Freeport-McMoRan Copper &
  Gold, Inc. Class B               1,700            41
Inco Ltd.                          1,400            29
Phelps Dodge Corp.                   800            60
Reynolds Metals Co.                1,100            67
                                               -------
                                                   448
                                               -------
OIL-DOMESTIC--0.5%
Amerada Hess Corp.                 1,000            61
Ashland, Inc.                        700            33
Atlantic Richfield Co.             3,300           271
Kerr-McGee Corp.                     800            54
Monterey Resources, Inc.             176             4
Oryx Energy Co.+                   1,000            28
Pennzoil Co.                         500            37
Phillips Petroleum Co.             2,700           131
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Santa Fe Energy Resources,
  Inc.+                              400      $      5
Sun, Inc.                            400            16
Unocal Corp.                       2,500           103
USX-Marathon Group                 2,900           104
                                               -------
                                                   847
                                               -------
OIL-INTERNATIONAL--2.7%
Amoco Corp.                        5,100           468
Chevron Corp.                      6,800           564
Exxon Corp.                       25,500         1,566
Mobil Corp.                        8,100           590
Royal Dutch Petroleum
  Co.-Sponsored ADR**             22,000         1,158
Texaco, Inc.                       5,400           307
                                               -------
                                                 4,653
                                               -------
PAPER--0.5%
Boise Cascade Corp.                  300            10
Champion International Corp.       1,000            55
Georgia-Pacific Corp.+             1,200           102
International Paper Co.            3,100           140
Kimberly-Clark Corp.               5,660           294
Louisiana-Pacific Corp.            1,100            23
Mead Corp.                           700            42
Potlatch Corp.                       100             5
Temple Inland, Inc.                  800            46
Union Camp Corp.                     500            27
Westvaco Corp.                       700            23
Weyerhaeuser Co.                   1,700            81
Willamette Industries, Inc.        1,200            40
                                               -------
                                                   888
                                               -------
PRODUCER GOODS & MANUFACTURING--2.5%
Aeroquip-Vickers, Inc.               300            16
Allied Signal, Inc.                5,800           209
Avery Dennison Corp.                 700            28
Briggs & Stratton Corp.              100             5
Case Corp.                           900            54
Caterpillar, Inc.                  3,800           195
Cincinnati Milacron, Inc.            100             3
Commscope Inc.+                      266             3
Cooper Industries, Inc.              900            47
Deere & Co.                        2,200           116
Dover Corp.                        1,200            81
Emerson Electric Co.               4,500           236
FMC Corp.+                           600            48
Foster Wheeler Corp.                 300            10
General Electric Co.              33,700         2,176

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Harnischfeger Industries,
  Inc.                               200      $      8
Illinois Tool Works, Inc.          2,600           128
Ingersoll-Rand Co.                 1,450            56
ITT Industries, Inc.                 900            28
Johnson Controls, Inc.               600            27
McDermott International, Inc.        300            11
Millipore Corp.                      200             8
NACCO Industries, Inc. Class
  A                                  100            10
Pall Corp.                         1,300            27
Parker-Hannifin Corp.                750            31
Raychem Corp.                        800            72
Tenneco, Inc.                      1,700            76
Timken Co.                           600            20
Tyco International Ltd.+           5,400           204
W.W. Grainger, Inc.                  800            70
Westinghouse Electric Corp.        7,200           190
                                               -------
                                                 4,193
                                               -------
RAILROAD--0.3%
Burlington Northern Santa Fe
  Corp.                            1,700           162
CSX Corp.                          1,900           104
Norfolk Southern Corp.             4,200           135
Union Pacific Corp.                2,600           159
                                               -------
                                                   560
                                               -------
REAL PROPERTY--0.1%
HFS, Inc.+                         1,800           127
                                               -------
RETAIL--2.0%
Albertson's, Inc.                  2,500            92
American Stores Co.                3,000            77
AutoZone, Inc.+                    1,300            38
Charming Shoppes, Inc.+              700             4
Circuit City Stores, Inc.            800            32
Costco Companies, Inc.+            1,800            69
CUC International, Inc.+           4,197           124
CVS Corp.                          1,500            92
Dayton Hudson Corp.                1,900           119
Dillards Inc. Class A                800            31
Federated Department Stores,
  Inc.+                            2,100            92
Gap, Inc.                          2,700           144
Giant Food, Inc. Class A             300             9
Great Atlantic & Pacific Tea
  Co., Inc.                          200             6
Harcourt General, Inc.               500            25
Home Depot, Inc.                   7,450           414
J.C. Penney Co., Inc.              2,500           147
K Mart Corp.+                      5,000            66
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Kroger Co.+                        2,600      $     85
Limited, Inc.                      2,697            64
Longs Drug Stores, Inc.              200             5
Lowe's Companies, Inc.             1,500            62
May Department Stores Co.          2,300           124
Mercantile Stores Co., Inc.          300            18
Nordstrom, Inc.                      500            31
Pep Boys-Manny Moe & Jack            300             8
Rite Aid Corp.                     1,100            65
Sears Roebuck & Co.                4,000           168
Tandy Corp.                          800            28
TJX Companies, Inc.                2,000            59
Toys 'R' Us, Inc.+                 2,900            99
Wal Mart Stores, Inc.             23,200           813
Walgreen Co.                       5,000           141
Winn Dixie Stores, Inc.            1,500            56
Woolworth Corp.+                   1,300            25
                                               -------
                                                 3,432
                                               -------
STEEL--0.1%
Allegheny Teledyne, Inc.           1,470            38
Armco, Inc.+                       1,000             6
Bethlehem Steel Corp.+             1,100            11
Inland Steel Industries, Inc.        300             6
Nucor Corp.                          600            31
USX-U.S. Steel Group                 500            17
Worthington Industries, Inc.         900            19
                                               -------
                                                   128
                                               -------
TELEPHONE--2.7%
AirTouch Communications,
  Inc.+                            5,100           197
Alltel Corp.                       1,600            57
Ameritech Corp.                    5,700           371
Andrew Corp.                         850            20
AT&T Corp.+                       16,600           812
Bell Atlantic Corp.                8,073           645
BellSouth Corp.                   10,100           478
DSC Communications Corp.+          1,200            29
Frontier Corp.                     1,400            30
GTE Corp.                          9,800           416
MCI Communications Corp.           7,100           252
Nextlevel Systems, Inc.+           1,500            20
Northern Telecom Ltd.              2,800           251
Sprint Corp.                       4,400           229
Tellabs, Inc.+                     1,600            86
U.S. West, Inc.
  (Communications Group)           4,900           195

SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
U.S. West, Inc. (Media
  Group)+                          6,200      $    157
WorldCom, Inc.+                    9,200           309
                                               -------
                                                 4,554
                                               -------
TOBACCO--0.7%
Loew's Corp.                       1,300           145
Philip Morris Companies.,
  Inc.                            24,800           983
UST, Inc.                          1,600            48
                                               -------
                                                 1,176
                                               -------
TRANSPORTATION-MISCELLANEOUS--0.1%
Caliber Systems, Inc.                200            10
Federal Express Corp.+             1,300            87
Ryder Systems, Inc.                  400            14
                                               -------
                                                   111
                                               -------
TRAVEL & RECREATION--0.6%
Brunswick Corp.                      900            30
Harrah's Entertainment, Inc.+        900            18
Hilton Hotels Corp.                2,500            77
ITT Corp.+                         1,500           112
Marriott International, Inc.       1,500           105
Mirage Resorts, Inc.+              1,800            45
Walt Disney Co.                    6,973           573
                                               -------
                                                   960
                                               -------
UTILITIES--1.2%
American Electric Power Co.,
  Inc.                             1,600            76
Baltimore Gas & Electric Co.       1,300            36
Carolina Power & Light Co.         1,500            54
Central & South West Services
  Corp.                            1,800            39
Cinergy Corp.                      1,600            53
Coastal Corp.                      1,400            84
Columbia Gas System, Inc.            800            58
Consolidated Edison Co. of
  New York, Inc.                   2,400            82
Consolidated Natural Gas Co.         900            49
Dominion Resources, Inc.           1,900            71
DTE Energy Co.                     1,400            43
Duke Power Co.                     3,526           165
Eastern Enterprises                  100             4
Edison International               4,000           103
Enron Corp.                        2,900           110
Entergy Corp.                      2,400            59
FPL Group, Inc.                    1,500            78
GPU, Inc.                          1,200            43
Houston Industries, Inc.           2,849            62
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Niagara Mohawk Power Corp.+        1,400      $     14
NICOR, Inc.                          200             8
Northern States Power Co.            500            25
Ohio Edison Co.                    1,300            32
ONEOK, Inc.                          200             7
Pacific Enterprises, Inc.            800            26
Pacific Gas & Electric Corp.       4,500           115
PacifiCorp.                        3,000            65
PECO Energy Co.                    1,900            43
Peoples Energy Corp.                 100             4
PP&L Resources, Inc.               1,400            30
Public Service Enterprise
  Group, Inc.                      2,000            52
Sonat, Inc.                          600            28
Southern Co.                       7,000           161
Texas Utilities Co.                2,467            89
Unicom Corp.                       2,200            62
Union Electric Co.                   700            26
Williams Companies, Inc.           1,350            69
                                               -------
                                                 2,125
                                               -------
INTERNATIONAL--0.0%
GERMANY--0.0 %
VIAG AG                               20             9
                                               -------
UNITED KINGDOM--0.0 %
Centrica+                         21,063            31
Energy Group                       2,663            27
Granada Group                         29             0
Siebe PLC                             10             0
                                               -------
                                                    58
                                               -------
                                                    67
                                               -------
TOTAL COMMON STOCK
  (Cost $56,626)                                72,958
                                               -------
WARRANTS--0.0%
BELGIUM--0.0 %
Generale de Banque (expire
  11/15/99)+                          88             1
                                               -------
FRANCE--0.0 %
AXA UAP CVG (expire
  01/07/99)+                         636             2
                                               -------

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
SWITZERLAND--0.0 %
Schweizerische Bankverein
  (expire 6/30/00)+                   30      $      0
                                               -------
TOTAL WARRANTS
  (Cost $0)                                          3
                                               -------
MUTUAL FUNDS--38.6%
Schwab International Index
  Fund                         2,471,942        32,902
Schwab Small-Cap Index Fund    1,854,205        32,875
                                               -------
TOTAL MUTUAL FUNDS
  (Cost $57,909)                                65,777
                                               -------

                                               Value
                                 Par           (000s)
                             -----------      --------
AGENCY NOTES--16.5%(a)
Federal National Mortgage
  Association Discount
  Notes(b)
  5.450%, 12/05/97           $ 5,500,000      $  5,473
  5.530%, 01/15/98            12,500,000        12,363
  5.560%, 01/30/98            10,500,000        10,360
                                              --------
TOTAL AGENCY NOTES
  (Cost $28,186)                                28,196
                                              --------
CASH EQUIVALENTS--2.1%
MSTC Cash Reserve Liquid
  Asset Fund
  5.380%*, 11/07/97            3,520,401         3,520
                                              --------
TOTAL CASH EQUIVALENTS
  (Cost $3,520)                                  3,520
                                              --------
TOTAL INVESTMENTS--100.0%
  (Cost $146,241)                             $170,454
                                              ========

See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
COMMON STOCK--32.9%
AEROSPACE/DEFENSE--0.6%
BF Goodrich Co.                      200      $      9
Boeing Co.                         5,584           266
General Dynamics Corp.               500            41
Lockheed Martin Corp.              1,600           152
Northrop Grumman Corp.               500            55
Raytheon Co.                       1,800            98
Textron, Inc.                      1,400            81
United Technologies Corp.          2,000           140
                                               -------
                                                   842
                                               -------
AIR TRANSPORTATION--0.2%
AMR Corp.+                           900           104
Delta Airlines, Inc.                 800            81
Southwest Airlines Co.               600            20
US Airways Group, Inc.+              700            33
                                               -------
                                                   238
                                               -------
ALCOHOLIC BEVERAGES--0.1%
Adolph Coors Co. Class B             100             4
Anheuser-Busch Companies,
  Inc.                             2,700           108
Brown-Forman Corp. Class B           700            34
Seagram Co., Ltd.                  2,000            67
                                               -------
                                                   213
                                               -------
APPAREL--0.1%
Fruit of the Loom, Inc. Class
  A+                                 200             5
Liz Claiborne, Inc.                  600            30
NIKE, Inc. Class B                 2,100           100
Reebok International Ltd.+           200             7
Russell Corp.                        100             3
Springs Industries, Inc.             500            23
Stride Rite Corp.                    200             2
V.F. Corp.                           500            45
                                               -------
                                                   215
                                               -------
AUTOMOTIVE PRODUCTS--0.1%
Autoliv, Inc.                        204             8
Cooper Tire & Rubber Co.             200             4
Goodyear Tire & Rubber Co.         1,300            82
Meritor Automotive, Inc.+            333             7
                                               -------
                                                   101
                                               -------
BANKS--2.9%
Banc One Corp.                     4,088           213
Bank of New York Co., Inc.         2,700           127
BankAmerica Corp.                  4,900           350
BankBoston Corp.                   1,200            97
Bankers Trust New York Corp.       1,000           118

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Barnett Banks, Inc.                1,400      $     97
Chase Manhattan Corp.              3,032           350
Citicorp                           3,200           399
Comerica, Inc.                     1,000            79
CoreStates Financial Corp.         1,600           116
Fifth Third Bancorp                1,150            74
First Chicago NBD Corp.            2,143           156
First Union Corp.                  3,944           194
Fleet Financial Group, Inc.        1,956           126
Huntington Bancshares, Inc.        1,200            39
J.P. Morgan & Co., Inc.            1,600           176
KeyCorp, Inc.                      1,600            98
MBNA Corp.                         2,475            65
Mellon Bank Corp.                  2,000           103
National City Corp.                1,500            90
NationsBank Corp.                  4,974           298
Norwest Corp.                      4,220           135
PNC Bank Corp.                     1,800            86
Republic New York Corp.              500            53
State Street Corp.                 1,200            67
SunTrust Banks, Inc.               1,500            97
U.S. Bancorp.                      1,760           179
Wachovia Corp.                     1,300            98
Wells Fargo & Co.                    900           262
                                               -------
                                                 4,342
                                               -------
BUSINESS MACHINES & SOFTWARE--3.0%
3COM Corp.+                        2,400            99
Adobe Systems, Inc.                  800            38
Apple Computer, Inc.+                900            15
Autodesk, Inc.                       500            19
Bay Networks, Inc.+                1,100            35
Cabletron Systems, Inc.+             700            20
Ceridian Corp.+                      614            24
Cisco Systems, Inc.+               4,700           386
Compaq Computer Corp.+             5,357           342
Computer Associates
  International, Inc.              2,550           190
Computer Sciences Corp.+             595            42
Data General Corp.+                  100             2
Dell Computer Corp.+               2,400           192
Digital Equipment Corp.+           1,400            70
EMC Corp.+                         1,800           101
Hewlett-Packard Co.                7,300           450
Honeywell, Inc.                    1,200            82
Intergraph Corp.+                    200             2

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
International Business
  Machines Corp.                   6,900      $    677
Microsoft Corp.+                   8,400         1,092
Netscape Communications
  Corp.+                               1             0
Novell, Inc.+                      1,200            10
Oracle Systems Corp.+              5,300           190
Parametric Technology Corp.+       1,100            49
Pitney Bowes, Inc.                 1,400           111
Seagate Technology, Inc.+          1,284            35
Silicon Graphics, Inc.+            1,154            17
Sun Microsystems, Inc.+            2,200            75
Unisys Corp.+                      1,000            13
Xerox Corp.                        2,300           182
                                               -------
                                                 4,560
                                               -------
BUSINESS SERVICES--0.5%
Automatic Data Processing,
  Inc.                             2,100           108
Browning-Ferris Industries,
  Inc.                             1,200            39
Choicepoint, Inc.+                    70             3
Cognizant Corp.                      900            35
Deluxe Corp.                         500            16
Dun & Bradstreet Corp.             1,000            29
Ecolab, Inc.                         700            33
Equifax, Inc.                        700            22
First Data Corp.                   2,600            76
H & R Block, Inc.                    600            22
HBO & Co.                          1,100            48
IKON Office Solutions                900            25
Interpublic Group of
  Companies, Inc.                  1,150            55
Laidlaw, Inc.                      2,000            28
Moore Corp. Ltd.                     200             3
National Service Industries,
  Inc.                               400            18
R.R. Donnelley & Sons Co.            800            26
Safety-Kleen Corp.                   200             4
Service Corp. International        1,400            43
Shared Medical Systems Corp.         500            27
SUPERVALU, Inc.                      300            11
Waste Management, Inc.             2,500            58
                                               -------
                                                   729
                                               -------
CHEMICAL--1.0%
Air Products & Chemicals,
  Inc.                             1,100            84
Dow Chemical Co.                   1,800           163
E.I. du Pont de Nemours & Co.      7,900           447
Eastman Chemical Co.                 600            36
Great Lakes Chemical Corp.           500            24
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Hercules, Inc.                       600      $     28
Minnesota Mining &
  Manufacturing Co.                2,900           265
Monsanto Co.                       3,400           145
Morton International, Inc.           600            20
Nalco Chemical Co.                   300            12
PPG Industries, Inc.               1,300            74
Praxair, Inc.                      1,000            44
Rohm & Haas Co.                      500            42
Sigma-Aldrich Corp.                  400            14
Solutia, Inc.+                       600            13
Union Carbide Corp.                1,200            55
W.R. Grace & Co.                     600            41
                                               -------
                                                 1,507
                                               -------
CONSTRUCTION--0.1%
Armstrong World Industries,
  Inc.                               400            27
Centex Corp.                         400            23
Crane Co.                            150             6
Fluor Corp.                          600            25
Kaufman & Broad Home Corp.           100             2
Owens Corning                        300            10
Pulte Corp.                          100             4
Sherwin-Williams Co.               1,100            31
The Stanley Works                    400            17
                                               -------
                                                   145
                                               -------
CONSUMER-DURABLE--0.1%
Black & Decker Corp.                 700            27
Masco Corp.                        1,100            48
Maytag Corp.                         700            23
Newell Co.                           900            35
Snap-on, Inc.                        550            24
Whirlpool Corp.                      600            36
                                               -------
                                                   193
                                               -------
CONSUMER-NONDURABLE--0.3%
American Greetings Corp.
  Class A                            600            21
Corning, Inc.                      1,200            54
Darden Restaurants, Inc.             400             5
Fort James Corp.+                    900            36
Fortune Brands, Inc.               1,000            33
Hasbro, Inc.                         850            25
Jostens, Inc.                        100             2
Mattel, Inc.                       1,625            63
McDonald's Corp.                   3,700           166
Rubbermaid, Inc.                     600            14

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Tricon Global Restaurants,
  Inc.+                              830      $     25
Wendy's International, Inc.          900            19
                                               -------
                                                   463
                                               -------
CONTAINERS--0.1%
Ball Corp.                           200             7
Bemis Co., Inc.                      500            19
Crown Cork & Seal Co., Inc.        1,100            50
Owens-Illinois, Inc.+                600            21
Stone Container Corp.                200             2
                                               -------
                                                    99
                                               -------
ELECTRONICS--1.5%
Advanced Micro Devices, Inc.+        920            21
AMP, Inc.                          1,100            50
Applied Materials, Inc.+           2,200            73
EG&G, Inc.                           200             4
General Semiconductor, Inc.+         125             1
General Signal Corp.                 500            20
Harris Corp.                         800            35
Intel Corp.                       11,400           878
KLA-Tencor Corp.+                    800            35
LSI Logic Corp.+                   1,000            22
Lucent Technologies, Inc.+         4,565           376
Micron Technology, Inc.+           1,100            29
Motorola, Inc.                     4,200           259
National Semiconductor Corp.+      1,000            36
Perkin Elmer Corp.                   400            25
Rockwell International Corp.       1,700            83
Scientific-Atlanta, Inc.             200             4
Tektronix, Inc.                      500            30
Texas Instruments, Inc.            1,600           171
Thermo Electron Corp.+               900            34
Thomas & Betts Corp.                 481            24
                                               -------
                                                 2,210
                                               -------
ENERGY-DEVELOPMENT--0.6%
Anadarko Petroleum Corp.             700            51
Apache Corp.                         400            17
Baker Hughes, Inc.                   900            41
Burlington Resources, Inc.         1,310            64
Dresser Industries, Inc.           1,000            42
Enserch Explorations, Inc.+          149             1
Halliburton Co.                    1,974           118
Helmerich & Payne, Inc.              500            40
Occidental Petroleum Corp.         2,000            56
Rowan Companies, Inc.+               700            27
Schlumberger Ltd.                  3,500           308
Union Pacific Resources Group      1,562            38
Western Atlas, Inc.+                 500            43
                                               -------
                                                   846
                                               -------
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
FOOD-AGRICULTURE--1.9%
Archer-Daniels Midland Co.         3,025      $     67
Campbell Soup Co.                  3,300           170
Coca-Cola Co.                     17,300           977
ConAgra, Inc.                      2,400            72
CPC International, Inc.            1,400           139
Fleming Companies, Inc.              200             3
General Mills, Inc.                1,346            89
H.J. Heinz Co.                     2,600           121
Hershey Foods Corp.                1,100            61
Kellogg Co.                        2,300            99
PepsiCo, Inc.                      8,300           306
Pioneer Hi-Bred
  International, Inc.                800            73
Quaker Oats Co.                      700            34
Ralston Purina Co.                 1,100            99
Sara Lee Corp.                     3,400           174
SYSCO Corp.                        1,100            44
Unilever NV                        4,800           256
Whitman Corp.                        700            18
Wm. Wrigley Jr. Co.                1,000            72
                                               -------
                                                 2,874
                                               -------
GOLD--0.1%
Barrick Gold Corp.                 2,000            41
Battle Mountain Gold Co.           1,600            10
Echo Bay Mines Ltd.+                 300             1
Homestake Mining Co.                 600             7
Newmont Mining Corp.               1,029            36
Placer Dome, Inc.                  1,000            16
                                               -------
                                                   111
                                               -------
HEALTHCARE--3.4%
Abbott Laboratories                5,400           331
Allergan, Inc.                       300            10
ALZA Corp.+                          700            18
American Home Products Corp.       4,600           341
Amgen, Inc.                        1,900            94
Bausch & Lomb, Inc.                  200             8
Baxter International, Inc.         1,600            74
Becton, Dickinson & Co.              700            32
Beverly Enterprises, Inc.+           800            12
Biomet, Inc.                         800            20
Boston Scientific Corp.+           1,437            65
Bristol-Myers Squibb Co.           7,000           614
C.R. Bard, Inc.                      200             6

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Cardinal Health, Inc.              1,100      $     82
Columbia/HCA Healthcare Corp.      3,600           102
Crescendo Pharmaceuticals
  Corp. Class A+                      10             0
Eli Lilly & Co.                    7,800           522
Guidant Corp.+                     1,200            69
HealthSouth Corp.+                 1,876            48
Humana, Inc.+                      1,100            23
Johnson & Johnson                  9,300           534
Mallinckrodt, Inc.                   400            15
Manor Care, Inc.                     200             7
Medtronic, Inc.                    2,600           113
Merck & Co., Inc.                  8,500           756
Pfizer, Inc.                       9,100           644
Pharmacia & Upjohn, Inc.           2,800            89
Schering-Plough Corp.              5,200           292
St. Jude Medical, Inc.+              430            13
Tenet Healthcare Corp.+            1,700            52
U.S. Surgical Corp.                  400            11
United Healthcare Co.              1,000            46
Warner Lambert Co.                 1,900           272
                                               -------
                                                 5,315
                                               -------
HOUSEHOLD PRODUCTS--0.9%
Alberto-Culver Co. Class B           200             6
Avon Products, Inc.                1,300            85
Clorox Co.                         1,100            77
Colgate-Palmolive Co.              2,100           136
Gillette Co.                       3,900           347
International Flavors &
  Fragrances, Inc.                   900            44
Procter & Gamble Co.               9,500           646
Tupperware Corp.                     200             5
                                               -------
                                                 1,346
                                               -------
IMAGING & PHOTO--0.1%
Eastman Kodak Co.                  2,300           138
Polaroid Corp.                       400            18
                                               -------
                                                   156
                                               -------
INSURANCE--1.5%
Aegon NV ARS***                      217            17
Aetna, Inc.                        1,134            81
Allstate Corp.                     3,100           257
American General Corp.             1,810            92
American International Group,
  Inc.                             4,900           500
Aon Corp.                          1,450            78
Chubb Corp.                        1,500            99
CIGNA Corp.                          800           124
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Conseco, Inc.                      1,030      $     45
General Re Corp.                     686           135
Hartford Financial Services
  Group                            1,100            89
Jefferson-Pilot Corp.                600            46
Lincoln National Corp.             1,100            76
Marsh & McLennan Companies,
  Inc.                             1,200            85
MBIA Corp.                         1,200            72
MGIC Investment Corp.              1,000            60
Progressive Corp.                    600            63
Providian Financial Corp.            500            19
SAFECO Corp.                       1,300            62
St. Paul Companies, Inc.             600            48
SunAmerica, Inc.                   1,050            38
Torchmark Corp.                      800            32
Transamerica Corp.                   700            71
UNUM Corp.                         1,200            59
USF & G Corp.                        800            16
                                               -------
                                                 2,264
                                               -------
MEDIA--0.8%
Clear Channel Communications,
  Inc.+                              700            46
Comcast Corp. Class A              1,700            47
Dow Jones & Co., Inc.                800            37
Gannett Co., Inc.                  2,000           105
King World Productions, Inc.         500            24
Knight-Ridder, Inc.                  800            42
McGraw Hill Companies, Inc.          700            46
Meredith Corp.                       200             7
New York Times Co. Class A           800            44
SBC Communications, Inc.           6,462           410
Telecommunications, Inc.
  Series A (TCI Group)+            2,800            64
Time Warner, Inc.                  3,900           225
Times Mirror Co. Series A            700            38
Tribune Co.                          900            50
Viacom, Inc. Class B+              1,900            57
                                               -------
                                                 1,242
                                               -------
MISCELLANEOUS FINANCE--1.3%
American Express Co.               3,300           257
Beneficial Corp.                     500            38
Charles Schwab Corp.               1,350            46
Countrywide Credit
  Industries, Inc.                   500            17
Federal Home Loan Mortgage
  Corp.                            3,800           144
Federal National Mortgage
  Assoc.                           7,400           361

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Golden West Financial Corp.          500      $     43
Green Tree Financial Corp.           700            29
H.F. Ahmanson & Co.                1,000            59
Household International, Inc.      1,100           125
Merrill Lynch & Co., Inc.+         2,400           162
Morgan Stanley, Dean Witter,
  Discover & Co.                   4,155           204
Salomon, Inc.                      1,100            85
Travelers Group, Inc.              4,533           317
Washington Mutual, Inc.            1,760           120
                                               -------
                                                 2,007
                                               -------
MOTOR VEHICLE--0.7%
Chrysler Corp.                     3,700           130
Cummins Engine Co., Inc.             400            24
Dana Corp.                           800            37
Eaton Corp.                          600            58
Echlin, Inc.                         200             7
Fleetwood Enterprises, Inc.          100             3
Ford Motor Co.                     6,400           280
General Motors Corp.               5,100           327
Genuine Parts Co.                  1,150            36
Navistar International Corp.         600            14
Paccar, Inc.                         500            23
TRW, Inc.                          1,000            57
                                               -------
                                                   996
                                               -------
NON-FERROUS--0.2%
Alcan Aluminum, Ltd.               1,300            37
Aluminum Company of America        1,500           110
Asarco, Inc.                         100             3
Cyprus Amax Minerals Co.             400             8
Engelhard Corp.                    1,000            17
Freeport-McMoRan Copper &
  Gold, Inc. Class B               1,100            26
Inco Ltd.                            900            19
Phelps Dodge Corp.                   700            52
Reynolds Metals Co.                  800            49
                                               -------
                                                   321
                                               -------
OIL-DOMESTIC--0.4%
Amerada Hess Corp.                 1,000            61
Ashland, Inc.                        900            43
Atlantic Richfield Co.             2,300           188
Kerr-McGee Corp.                     600            41
Monterey Resources, Inc.              88             2
Oryx Energy Co.+                     600            17
Pennzoil Co.                         700            52
Phillips Petroleum Co.             1,900            92
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Santa Fe Energy Resources,
  Inc.+                              200      $      3
Sun, Inc.                            600            24
Unocal Corp.                       1,400            58
USX-Marathon Group                 1,600            57
                                               -------
                                                   638
                                               -------
OIL-INTERNATIONAL--2.1%
Amoco Corp.                        3,500           321
Chevron Corp.                      4,600           382
Exxon Corp.                       17,300         1,063
Mobil Corp.                        5,500           400
Royal Dutch Petroleum
  Co.-Sponsored ADR**             15,000           789
Texaco, Inc.                       3,700           211
                                               -------
                                                 3,166
                                               -------
PAPER--0.5%
Boise Cascade Corp.                  500            17
Champion International Corp.         900            50
Georgia-Pacific Corp.+               900            76
International Paper Co.            2,200            99
Kimberly-Clark Corp.               3,880           202
Louisiana-Pacific Corp.              800            17
Mead Corp.                           600            36
Potlatch Corp.                       500            25
Temple Inland, Inc.                  500            29
Union Camp Corp.                     500            27
Westvaco Corp.                       400            13
Weyerhaeuser Co.                   1,400            67
Willamette Industries, Inc.          800            26
                                               -------
                                                   684
                                               -------
PRODUCER GOODS & MANUFACTURING--2.0%
Aeroquip-Vickers, Inc.               500            26
Allied Signal, Inc.                3,200           115
Avery Dennison Corp.                 600            24
Briggs & Stratton Corp.              500            25
Case Corp.                           600            36
Caterpillar, Inc.                  2,800           144
Cincinnati Milacron, Inc.            100             3
Commscope Inc.+                      166             2
Cooper Industries, Inc.            1,100            57
Deere & Co.                        1,800            95
Dover Corp.                          800            54
Emerson Electric Co.               3,100           163
FMC Corp.+                           400            32
Foster Wheeler Corp.                 100             3
General Electric Co.              22,900         1,478

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Harnischfeger Industries,
  Inc.                               500      $     20
Illinois Tool Works, Inc.          1,900            93
Ingersoll-Rand Co.                   900            35
ITT Industries, Inc.                 800            25
Johnson Controls, Inc.               900            40
McDermott International, Inc.        200             7
Millipore Corp.                      400            16
NACCO Industries, Inc. Class
  A                                  100            10
Pall Corp.                           900            19
Parker-Hannifin Corp.                600            25
Raychem Corp.                        600            54
Tenneco, Inc.                      1,400            63
Timken Co.                           200             7
Tyco International Ltd.+           3,200           121
W.W. Grainger, Inc.                  500            44
Westinghouse Electric Corp.        4,000           106
                                               -------
                                                 2,942
                                               -------
RAILROAD--0.3%
Burlington Northern Santa Fe
  Corp.                            1,400           133
CSX Corp.                          1,600            88
Norfolk Southern Corp.             2,700            87
Union Pacific Corp.                1,900           116
                                               -------
                                                   424
                                               -------
REAL PROPERTY--0.1%
HFS, Inc.+                         1,200            85
                                               -------
RETAIL--1.5%
Albertson's, Inc.                  1,300            48
American Stores Co.                1,700            44
AutoZone, Inc.+                    1,000            30
Charming Shoppes, Inc.+              200             1
Circuit City Stores, Inc.+           400            16
Costco Companies, Inc.+            1,100            42
CUC International, Inc.+           2,032            60
CVS Corp.                          1,200            74
Dayton Hudson Corp.                1,600           101
Dillards Inc. Class A                800            31
Federated Department Stores,
  Inc.+                            1,100            48
Gap, Inc.                          1,900           101
Giant Food, Inc. Class A             300             9
Great Atlantic & Pacific Tea
  Co., Inc.                          100             3
Harcourt General, Inc.               700            35
Home Depot, Inc.                   5,150           286
J.C. Penney Co., Inc.              1,800           106
K Mart Corp.+                      2,600            34
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Kroger Co.+                        1,400      $     46
Limited, Inc.                      1,544            36
Longs Drug Stores, Inc.              200             5
Lowe's Companies, Inc.             1,100            46
May Department Stores Co.          1,700            92
Mercantile Stores Co., Inc.          400            24
Nordstrom, Inc.                      900            55
Pep Boys-Manny Moe & Jack            200             5
Rite Aid Corp.                     1,100            65
Sears Roebuck & Co.                2,200            92
Tandy Corp.                          600            21
TJX Companies, Inc.                  800            24
Toys 'R' Us, Inc.+                 1,800            61
Wal Mart Stores, Inc.             12,200           427
Walgreen Co.                       2,800            79
Winn Dixie Stores, Inc.            1,000            37
Woolworth Corp.+                     900            17
                                               -------
                                                 2,201
                                               -------
STEEL--0.1%
Allegheny Teledyne, Inc.             985            26
Armco, Inc.+                         400             2
Bethlehem Steel Corp.+               300             3
Inland Steel Industries, Inc.        100             2
Nucor Corp.                          900            48
USX-U.S. Steel Group                 500            17
Worthington Industries, Inc.         700            14
                                               -------
                                                   112
                                               -------
TELEPHONE--1.9%
AirTouch Communications,
  Inc.+                            2,900           112
Alltel Corp.                       1,200            42
Ameritech Corp.                    3,900           254
Andrew Corp.                         725            17
AT&T Corp.+                       11,400           558
Bell Atlantic Corp.                5,436           434
BellSouth Corp.                    7,000           331
DSC Communications Corp.+            800            20
Frontier Corp.                     1,100            24
GTE Corp.                          5,200           221
MCI Communications Corp.           3,700           131
Nextlevel Systems, Inc.+             500             7
Northern Telecom Ltd.              1,900           170
Sprint Corp.                       3,000           156
Tellabs, Inc.+                     1,600            86
U.S. West, Inc.
  (Communications Group)           2,600           104

SCHWAB ASSET DIRECTOR(R)--BALANCED GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
U.S. West, Inc. (Media
  Group)+                          3,300      $     83
WorldCom, Inc.+                    4,800           161
                                               -------
                                                 2,911
                                               -------
TOBACCO--0.4%
Gallaher Group PLC- Sponsored
  ADR**+                             300             6
Loew's Corp.                       1,000           112
Philip Morris Companies.,
  Inc.                            13,100           518
UST, Inc.                          1,200            36
                                               -------
                                                   672
                                               -------
TRANSPORTATION-MISCELLANEOUS--0.1%
Caliber Systems, Inc.                500            26
Federal Express Corp.+             1,200            80
Ryder Systems, Inc.                  600            21
                                               -------
                                                   127
                                               -------
TRAVEL & RECREATION--0.4%
Brunswick Corp.                      600            20
Harrah's Entertainment, Inc.+        400             8
Hilton Hotels Corp.                1,500            46
ITT Corp.+                         1,000            75
Marriott International, Inc.       1,000            70
Mirage Resorts, Inc.+                800            20
Walt Disney Co.                    4,739           390
                                               -------
                                                   629
                                               -------
UTILITIES--1.0%
American Electric Power Co.,
  Inc.                             1,500            71
Baltimore Gas & Electric Co.         800            22
Carolina Power & Light Co.           900            32
Central & South West Services
  Corp.                            1,300            28
Cinergy Corp.                      1,000            33
Coastal Corp.                        800            48
Columbia Gas System, Inc.            700            51
Consolidated Edison Co. of
  New York, Inc.                   1,300            45
Consolidated Natural Gas Co.       1,000            54
Dominion Resources, Inc.           1,000            37
DTE Energy Co.                       600            18
Duke Power Co.                     2,526           121
Eastern Enterprises                  100             4
Edison International               2,200            56
Enron Corp.                        1,900            72
Entergy Corp.                      1,500            37
FPL Group, Inc.                    1,600            83
                                Number         Value
                               of Shares       (000s)
                               ---------      --------
GPU, Inc.                            500      $     18
Houston Industries, Inc.           1,724            37
Niagara Mohawk Power Corp.+          400             4
NICOR, Inc.                          500            19
Northern States Power Co.            600            30
Ohio Edison Co.                    1,000            25
ONEOK, Inc.                          100             3
Pacific Enterprises, Inc.            600            20
Pacific Gas & Electric Corp.       2,400            61
PacifiCorp.                        1,800            39
PECO Energy Co.                    1,400            32
Peoples Energy Corp.                 100             4
PP&L Resources, Inc.               1,100            24
Public Service Enterprise
  Group, Inc.                      1,300            34
Sonat, Inc.                          800            37
Southern Co.                       3,700            85
Texas Utilities Co.                1,222            44
Unicom Corp.                       1,300            36
Union Electric Co.                   600            23
Williams Companies, Inc.           1,300            66
                                               -------
                                                 1,453
                                               -------
INTERNATIONAL--0.0%
GERMANY--0.0 %
VIAG AG                               12             6
                                               -------
UNITED KINGDOM--0.0 %
Centrica+                         11,258            16
Energy Group                       2,304            23
Siebe PLC                              6             0
                                               -------
                                                    39
                                               -------
                                                    45
                                               -------
TOTAL COMMON STOCK
  (Cost $38,908)                                49,424
                                               -------
WARRANTS--0.0%
BELGIUM--0.0 %
Generale de Banque (expire
  11/15/99)+                          44             0
                                               -------
FRANCE--0.0 %
AXA UAP CVG (expire
  01/07/99)+                         328             1
                                               -------

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
SWITZERLAND--0.0 %
Schweizerische Bankverein
  (expire 6/30/00)+                   20      $      0
                                               -------
TOTAL WARRANTS
  (Cost $0)                                          1
                                               -------
MUTUAL FUNDS--28.8%
Schwab International Index
  Fund                         1,617,380        21,527
Schwab Small-Cap Index Fund    1,233,758        21,875
                                               -------
TOTAL MUTUAL FUNDS
  (Cost $38,267)                                43,402
                                               -------

                                 Par
                              ----------
U.S. TREASURY OBLIGATIONS--21.6%(a)
U.S. Treasury Bonds
  11.625%, 11/15/04           $  400,000           531
  10.000%, 05/15/10              475,000           589
  10.375%, 11/15/12              500,000           660
  12.000%, 08/15/13              500,000           732
  11.250%, 02/15/15              350,000           539
  9.250%, 02/15/16               600,000           799
  9.125%, 05/15/18               500,000           667
  8.125%, 08/15/19             1,650,000         2,017
  7.125%, 02/15/23             1,950,000         2,168
  6.250%, 08/15/23             1,025,000         1,027
U.S. Treasury Notes
  7.250%, 02/15/98               200,000           201
  5.250%, 07/31/98               400,000           399
  7.125%, 10/15/98               400,000           406
  5.000%, 02/15/99               500,000           496
  7.000%, 04/15/99             3,100,000         3,159
  6.000%, 06/30/99             1,000,000         1,006
  5.875%, 07/31/99             1,000,000         1,004
  6.375%, 01/15/00             1,000,000         1,015
  6.375%, 05/15/00             1,000,000         1,016
  6.000%, 08/15/00             1,200,000         1,210
  5.750%, 10/31/00             1,000,000         1,000
  6.250%, 04/30/01             1,400,000         1,422
  6.125%, 12/31/01             2,000,000         2,025

                                               Value
                                 Par           (000s)
                              ----------      --------
  7.500%, 05/15/02            $1,000,000      $  1,069
  6.375%, 08/15/02               300,000           307
  6.250%, 02/15/03               800,000           816
  5.750%, 08/15/03               500,000           498
  5.875%, 02/15/04               700,000           702
  7.250%, 05/15/04             4,200,000         4,516
  6.500%, 10/15/06               500,000           520
                                              --------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $31,625)                                32,516
                                              --------
AGENCY NOTES--16.5%(a)
Federal Home Loan
  Mortgage Corp.
  7.140%, 09/13/06             1,000,000         1,072
  6.875%, 11/22/06               850,000           868
Federal National Mortgage
  Association
  8.500%, 02/01/05             1,050,000         1,104
  7.250%, 06/01/05               650,000           663
Federal National Mortgage
  Association Discount
  Notes(b)
  5.450%, 12/05/97             6,000,000         5,971
  5.530%, 01/15/98             7,400,000         7,318
  5.560%, 01/30/98             8,000,000         7,895
                                              --------
TOTAL AGENCY NOTES
  (Cost $24,772)                                24,891
                                              --------
CASH EQUIVALENTS--0.2%
MSTC Cash Reserve Liquid
  Asset Fund
  5.380%*, 11/07/97              337,799           338
                                              --------
TOTAL CASH EQUIVALENTS
  (Cost $338)                                      338
                                              --------
TOTAL INVESTMENTS--100.0%
  (Cost $133,910)                             $150,572
                                              ========

See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
COMMON STOCK--22.4%
AEROSPACE/DEFENSE--0.4%
BF Goodrich Co.                       100      $     4
Boeing Co.                          1,246           60
General Dynamics Corp.                100            8
Lockheed Martin Corp.                 300           29
Northrop Grumman Corp.                100           11
Raytheon Co.                          300           16
Textron, Inc.                         200           12
United Technologies Corp.             400           28
                                                ------
                                                   168
                                                ------
AIR TRANSPORTATION--0.1%
AMR Corp.+                            200           23
Delta Airlines, Inc.                  100           10
Southwest Airlines Co.                100            3
US Airways Group, Inc.+               100            5
                                                ------
                                                    41
                                                ------
ALCOHOLIC BEVERAGES--0.1%
Adolph Coors Co. Class B              100            4
Anheuser-Busch Companies, Inc.        600           24
Brown-Forman Corp. Class B            100            5
Seagram Co., Ltd.                     400           13
                                                ------
                                                    46
                                                ------
APPAREL--0.1%
Fruit of the Loom, Inc. Class
  A+                                  100            3
Liz Claiborne, Inc.                   100            5
NIKE, Inc. Class B                    300           13
Reebok International Ltd.+            100            4
Russell Corp.                         100            3
Springs Industries, Inc.              100            5
Stride Rite Corp.                     100            1
V.F. Corp.                            100            9
                                                ------
                                                    43
                                                ------
AUTOMOTIVE PRODUCTS--0.0%
Autoliv, Inc.                          34            1
Cooper Tire & Rubber Co.              100            2
Goodyear Tire & Rubber Co.            100            7
Meritor Automotive, Inc.+              66            1
                                                ------
                                                    11
                                                ------
BANKS--1.9%
Banc One Corp.                        707           37
Bank of New York Co., Inc.            400           19
BankAmerica Corp.                     900           64
BankBoston Corp.                      200           16
Bankers Trust New York Corp.          200           24

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Barnett Banks, Inc.                   200      $    14
Chase Manhattan Corp.                 608           70
Citicorp                              600           74
Comerica, Inc.                        200           16
CoreStates Financial Corp.            300           22
Fifth Third Bancorp                   150           10
First Chicago NBD Corp.               381           28
First Union Corp.                     714           35
Fleet Financial Group, Inc.           289           19
Huntington Bancshares, Inc.           200            6
J.P. Morgan & Co., Inc.               300           33
KeyCorp, Inc.                         200           12
MBNA Corp.                            637           17
Mellon Bank Corp.                     300           15
National City Corp.                   200           12
NationsBank Corp.                     830           50
Norwest Corp.                         900           29
PNC Bank Corp.                        300           14
Republic New York Corp.               100           11
State Street Corp.                    200           11
SunTrust Banks, Inc.                  200           13
U.S. Bancorp.                         363           37
Wachovia Corp.                        300           23
Wells Fargo & Co.                     166           48
                                                ------
                                                   779
                                                ------
BUSINESS MACHINES & SOFTWARE--2.1%
3COM Corp.+                           400           17
Adobe Systems, Inc.                   100            5
Apple Computer, Inc.+                 100            2
Autodesk, Inc.                        100            4
Bay Networks, Inc.+                   200            6
Cabletron Systems, Inc.+              200            6
Ceridian Corp.+                        57            2
Cisco Systems, Inc.+                  900           74
Compaq Computer Corp.+                952           61
Computer Associates
  International, Inc.                 500           37
Computer Sciences Corp.+              179           13
Data General Corp.+                   100            2
Dell Computer Corp.+                  500           40
Digital Equipment Corp.+              100            5
EMC Corp.+                            300           17
Hewlett-Packard Co.                 1,300           80
Honeywell, Inc.                       200           14
Intergraph Corp.+                     100            1

--------------------------------------------------------------------------------

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
International Business
  Machines Corp.                    1,300      $   127
Microsoft Corp.+                    1,600          207
Novell, Inc.+                         400            3
Oracle Systems Corp.+               1,200           43
Parametric Technology Corp.+          100            4
Pitney Bowes, Inc.                    200           16
Seagate Technology, Inc.              276            7
Silicon Graphics, Inc.+               222            3
Sun Microsystems, Inc.+               400           14
Unisys Corp.+                         200            3
Xerox Corp.                           500           40
                                                ------
                                                   853
                                                ------
BUSINESS SERVICES--0.3%
Automatic Data Processing,
  Inc.                                300           15
Browning-Ferris Industries,
  Inc.                                200            7
Choicepoint, Inc.+                     10            0
Cognizant Corp.                       200            8
Deluxe Corp.                          100            3
Dun & Bradstreet Corp.                200            6
Ecolab, Inc.                          100            5
Equifax, Inc.                         100            3
First Data Corp.                      500           14
H & R Block, Inc.                     100            4
HBO & Co.                             200            9
IKON Office Solutions                 100            3
Interpublic Group of
  Companies, Inc.                     150            7
John H. Harland Co.                   100            2
Laidlaw, Inc.                         400            6
Moore Corp. Ltd.                      100            2
National Service Industries,
  Inc.                                100            4
R.R. Donnelley & Sons Co.             100            3
Safety-Kleen Corp.                    100            2
Service Corp. International           300            9
Shared Medical Systems Corp.          100            5
SUPERVALU, Inc.                       100            4
Waste Management, Inc.                500           12
                                                ------
                                                   133
                                                ------
CHEMICAL--0.7%
Air Products & Chemicals, Inc.        200           15
Dow Chemical Co.                      300           27
E.I. du Pont de Nemours & Co.       1,400           78
Eastman Chemical Co.                  100            6
Great Lakes Chemical Corp.            100            5
                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Hercules, Inc.                        100      $     5
Minnesota Mining &
  Manufacturing Co.                   600           55
Monsanto Co.                          700           30
Morton International, Inc.            100            3
Nalco Chemical Co.                    100            4
PPG Industries, Inc.                  200           11
Praxair, Inc.                         200            9
Rohm & Haas Co.                       100            8
Sigma-Aldrich Corp.                   100            4
Solutia, Inc.+                         80            2
Union Carbide Corp.                   100            5
W.R. Grace & Co.                      100            7
                                                ------
                                                   274
                                                ------
CONSTRUCTION--0.1%
Armstrong World Industries,
  Inc.                                100            7
Centex Corp.                          100            6
Crane Co.                             100            4
Fluor Corp.                           100            4
Kaufman & Broad Home Corp.            100            2
Owens Corning                         100            3
Pulte Corp.                           100            4
Sherwin-Williams Co.                  200            6
The Stanley Works                     100            4
                                                ------
                                                    40
                                                ------
CONSUMER-DURABLE--0.1%
Black & Decker Corp.                  100            4
Masco Corp.                           200            9
Maytag Corp.                          100            3
Newell Co.                            200            8
Snap-on, Inc.                         100            4
Whirlpool Corp.                       100            6
                                                ------
                                                    34
                                                ------
CONSUMER-NONDURABLE--0.2%
American Greetings Corp. Class
  A                                   100            3
Corning, Inc.                         200            9
Darden Restaurants, Inc.              100            1
Fort James Corp.+                     200            8
Fortune Brands, Inc.                  200            7
Hasbro, Inc.                          150            4
Jostens, Inc.                         100            2
Mattel, Inc.                          350           14
McDonald's Corp.                      800           37
Rubbermaid, Inc.                      100            2

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Tricon Global Restaurants,
  Inc.+                               140      $     4
Wendy's International, Inc.           100            2
                                                ------
                                                    93
                                                ------
CONTAINERS--0.0%
Ball Corp.                            100            4
Bemis Co., Inc.                       100            4
Crown Cork & Seal Co., Inc.           100            4
Owens-Illinois, Inc.+                 100            3
Stone Container Corp.                 100            1
                                                ------
                                                    16
                                                ------
ELECTRONICS--1.0%
Advanced Micro Devices, Inc.+         180            4
AMP, Inc.                             200            9
Applied Materials, Inc.+              400           13
EG&G, Inc.                            100            2
General Semiconductor, Inc.+           25            0
General Signal Corp.                  100            4
Harris Corp.                          200            9
Intel Corp.                         2,100          162
KLA-Tencor Corp.+                     100            4
LSI Logic Corp.+                      100            2
Lucent Technologies, Inc.+            856           71
Micron Technology, Inc.+              200            5
Motorola, Inc.                        700           43
National Semiconductor Corp.+         100            4
Perkin Elmer Corp.                    100            6
Rockwell International Corp.          200           10
Scientific-Atlanta, Inc.              100            2
Tektronix, Inc.                       100            6
Texas Instruments, Inc.               300           32
Thermo Electron Corp.+                100            4
Thomas & Betts Corp.                   63            3
                                                ------
                                                   395
                                                ------
ENERGY-DEVELOPMENT--0.4%
Anadarko Petroleum Corp.              100            7
Apache Corp.                          100            4
Baker Hughes, Inc.                    200            9
Burlington Resources, Inc.            200           10
Dresser Industries, Inc.              200            8
Halliburton Co.                       314           19
Helmerich & Payne, Inc.               200           16
Occidental Petroleum Corp.            400           11
Rowan Companies, Inc.+                100            4
Schlumberger Ltd.                     700           61
Union Pacific Resources Group         269            7
Western Atlas, Inc.+                  100            9
                                                ------
                                                   165
                                                ------
                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
FOOD-AGRICULTURE--1.2%
Archer-Daniels Midland Co.            636      $    14
Campbell Soup Co.                     500           26
Coca-Cola Co.                       3,100          172
ConAgra, Inc.                         600           18
CPC International, Inc.               200           20
Fleming Companies, Inc.               100            2
General Mills, Inc.                   116            8
H.J. Heinz Co.                        400           19
Hershey Foods Corp.                   100            6
Kellogg Co.                           500           22
PepsiCo, Inc.                       1,900           70
Pioneer Hi-Bred International,
  Inc.                                100            9
Quaker Oats Co.                       100            5
Ralston Purina Co.                    200           18
Sara Lee Corp.                        600           31
SYSCO Corp.                           200            8
Unilever NV                           800           43
Whitman Corp.                         100            3
Wm. Wrigley Jr. Co.                   100            7
                                                ------
                                                   501
                                                ------
GOLD--0.1%
Barrick Gold Corp.                    400            9
Battle Mountain Gold Co.              200            1
Echo Bay Mines Ltd.+                  100            0
Homestake Mining Co.                  100            1
Newmont Mining Corp.                  143            5
Placer Dome, Inc.                     300            5
                                                ------
                                                    21
                                                ------
HEALTHCARE--2.6%
Abbott Laboratories                   900           55
Allergan, Inc.                        100            3
ALZA Corp.+                           100            3
American Home Products Corp.          900           67
Amgen, Inc.                           300           15
Bausch & Lomb, Inc.                   100            4
Baxter International, Inc.            300           14
Becton, Dickinson & Co.               100            5
Beverly Enterprises, Inc.+            100            1
Biomet, Inc.                          100            2
Boston Scientific Corp.+              167            8
Bristol-Myers Squibb Co.            1,300          114
C.R. Bard, Inc.                       100            3

--------------------------------------------------------------------------------

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Cardinal Health, Inc.                 200      $    15
Columbia/HCA Healthcare Corp.         800           23
Crescendo Pharmaceuticals
  Corp. Class A+                        5            0
Eli Lilly & Co.                     1,400           94
Guidant Corp.+                        200           12
HealthSouth Corp.+                    400           10
Humana, Inc.+                         200            4
Johnson & Johnson                   1,700           98
Mallinckrodt, Inc.                    100            4
Manor Care, Inc.                      100            3
Medtronic, Inc.                       500           22
Merck & Co., Inc.                   1,600          143
Pfizer, Inc.                        1,700          120
Pharmacia & Upjohn, Inc.              600           19
Schering-Plough Corp.                 900           50
St. Jude Medical, Inc.+               100            3
Tenet Healthcare Corp.+               300            9
U.S. Surgical Corp.                   100            3
United Healthcare Co.                 200            9
Warner Lambert Co.                    400           57
                                                ------
                                                   992
                                                ------
HOUSEHOLD PRODUCTS--0.6%
Alberto-Culver Co. Class B            100            3
Avon Products, Inc.                   200           13
Clorox Co.                            200           14
Colgate-Palmolive Co.                 400           26
Gillette Co.                          800           71
International Flavors &
  Fragrances, Inc.                    100            5
Procter & Gamble Co.                1,700          115
Tupperware Corp.                      100            3
                                                ------
                                                   250
                                                ------
IMAGING & PHOTO--0.1%
Eastman Kodak Co.                     400           24
Polaroid Corp.                        100            4
                                                ------
                                                    28
                                                ------
INSURANCE--1.0%
Aegon NV ARS***                        43            3
Aetna, Inc.                           222           16
Allstate Corp.                        600           50
American General Corp.                300           15
American International Group,
  Inc.                                950           97
Aon Corp.                             150            8
Chubb Corp.                           200           13
CIGNA Corp.                           100           16
Conseco, Inc.                         232           10
                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
General Re Corp.                      137      $    27
Hartford Financial Services
  Group                               200           16
Jefferson-Pilot Corp.                 100            8
Lincoln National Corp.                200           14
Marsh & McLennan Companies,
  Inc.                                300           21
MBIA Corp.                            200           12
MGIC Investment Corp.                 200           12
Progressive Corp.                     100           10
Providian Financial Corp.             100            4
SAFECO Corp.                          100            5
St. Paul Companies, Inc.              200           16
SunAmerica, Inc.                      150            5
Torchmark Corp.                       200            8
Transamerica Corp.                    100           10
UNUM Corp.                            200           10
USF & G Corp.                         100            2
                                                ------
                                                   408
                                                ------
MEDIA--0.5%
Clear Channel Communications,
  Inc.+                               100            7
Comcast Corp. Class A                 400           11
Dow Jones & Co., Inc.                 100            5
Gannett Co., Inc.                     300           16
King World Productions, Inc.          100            5
Knight-Ridder, Inc.                   100            5
McGraw Hill Companies, Inc.           100            7
Meredith Corp.                        100            3
New York Times Co. Class A            100            5
SBC Communications, Inc.            1,119           71
Telecommunications, Inc.
  Series A (TCI Group)+               600           14
Time Warner, Inc.                     700           40
Times Mirror Co. Series A             100            5
Tribune Co.                           100            6
Viacom, Inc. Class B+                 400           12
                                                ------
                                                   212
                                                ------
MISCELLANEOUS FINANCE--0.9%
American Express Co.                  600           47
Beneficial Corp.                      100            8
Charles Schwab Corp.                  300           10
Countrywide Credit Industries,
  Inc.                                100            3
Federal Home Loan Mortgage
  Corp.                               800           30
Federal National Mortgage
  Assoc.                            1,300           62
Golden West Financial Corp.           100            9
Green Tree Financial Corp.            100            4
H.F. Ahmanson & Co.                   100            6

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Household International, Inc.         200      $    23
Merrill Lynch & Co., Inc.+            400           27
Morgan Stanley, Dean Witter,
  Discover & Co.                      665           33
Salomon, Inc                          200           16
Travelers Group, Inc.                 800           56
Washington Mutual, Inc.               290           20
                                                ------
                                                   354
                                                ------
MOTOR VEHICLE--0.5%
Chrysler Corp.                        800           28
Cummins Engine Co., Inc.              100            6
Dana Corp.                            100            5
Eaton Corp.                           100           10
Echlin, Inc.                          100            3
Fleetwood Enterprises, Inc.           100            3
Ford Motor Co.                      1,500           65
General Motors Corp.                  900           58
Genuine Parts Co.                     150            5
Navistar International Corp.+         100            2
Paccar, Inc.                          100            5
TRW, Inc.                             200           11
                                                ------
                                                   201
                                                ------
NON-FERROUS--0.1%
Alcan Aluminum, Ltd.                  200            6
Aluminum Company of America           300           22
Asarco, Inc.                          100            3
Cyprus Amax Minerals Co.              100            2
Engelhard Corp.                       100            2
Freeport-McMoRan Copper &
  Gold, Inc. Class B                  200            5
Inco Ltd.                             200            4
Phelps Dodge Corp.                    100            7
Reynolds Metals Co.                   100            6
                                                ------
                                                    57
                                                ------
OIL-DOMESTIC--0.3%
Amerada Hess Corp.                    100            6
Ashland, Inc.                         100            5
Atlantic Richfield Co.                500           41
Kerr-McGee Corp.                      100            7
Oryx Energy Co.+                      100            3
Pennzoil Co.                          100            7
Phillips Petroleum Co.                300           15
Sun, Inc.                             100            4
Unocal Corp.                          300           12
USX-Marathon Group                    300           11
                                                ------
                                                   111
                                                ------
                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
OIL-INTERNATIONAL--1.4%
Amoco Corp.                           700      $    64
Chevron Corp.                         900           75
Exxon Corp.                         3,100          191
Mobil Corp.                         1,100           80
Royal Dutch Petroleum
  Co.-Sponsored ADR**               2,700          142
Texaco, Inc.                          600           34
                                                ------
                                                   586
                                                ------
PAPER--0.3%
Boise Cascade Corp.                   100            3
Champion International Corp.          100            6
Georgia-Pacific Corp.+                200           17
International Paper Co.               300           14
Kimberly-Clark Corp.                  656           33
Louisiana-Pacific Corp.               100            2
Mead Corp.                            100            6
Potlatch Corp.                        100            5
Temple Inland, Inc.                   100            6
Union Camp Corp.                      100            5
Westvaco Corp.                        100            3
Weyerhaeuser Co.                      200           10
Willamette Industries, Inc.           200            7
                                                ------
                                                   117
                                                ------
PRODUCER GOODS & MANUFACTURING--1.3%
Aeroquip-Vickers, Inc.                100            5
Allied Signal, Inc.                   700           25
Avery Dennison Corp.                  100            4
Briggs & Stratton Corp.               100            5
Case Corp.                            100            6
Caterpillar, Inc.                     400           21
Cincinnati Milacron, Inc.             100            3
Commscope Inc.+                        33            0
Cooper Industries, Inc.               100            5
Deere & Co.                           300           16
Dover Corp.                           200           14
Emerson Electric Co.                  500           26
FMC Corp.+                            100            8
Foster Wheeler Corp.                  100            3
General Electric Co.                4,100          265
Harnischfeger Industries, Inc.        100            4
Illinois Tool Works, Inc.             300           15
Ingersoll-Rand Co.                    150            6
ITT Industries, Inc.                  100            3
Johnson Controls, Inc.                100            4

--------------------------------------------------------------------------------

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
McDermott International, Inc.         100      $     4
Millipore Corp.                       100            4
NACCO Industries, Inc. Class A        100           10
Pall Corp.                            100            2
Parker-Hannifin Corp.                 150            6
Raychem Corp.                         100            9
Tenneco, Inc.                         200            9
Timken Co.                            100            3
Tyco International Ltd.+              600           23
W.W. Grainger, Inc.                   100            9
Westinghouse Electric Corp.           900           24
                                                ------
                                                   541
                                                ------
RAILROAD--0.2%
Burlington Northern Santa Fe
  Corp.                               200           19
CSX Corp.                             200           11
Norfolk Southern Corp.                400           13
Union Pacific Corp.                   300           18
                                                ------
                                                    61
                                                ------
REAL PROPERTY--0.0%
HFS, Inc.+                            200           14
                                                ------
RETAIL--1.0%
Albertson's, Inc.                     300           11
American Stores Co.                   300            8
AutoZone, Inc.+                       100            3
Charming Shoppes, Inc.+               100            1
Circuit City Stores, Inc.             100            4
Costco Companies, Inc.+               200            8
CUC International, Inc.+              519           15
CVS Corp.                             200           12
Dayton Hudson Corp.                   200           13
Dillards Inc. Class A                 100            4
Federated Department Stores,
  Inc.+                               200            9
Gap, Inc.                             300           16
Giant Food, Inc. Class A              100            3
Great Atlantic & Pacific Tea
  Co., Inc.                           100            3
Harcourt General, Inc.                100            5
Home Depot, Inc.                      850           47
J.C. Penney Co., Inc.                 300           18
K Mart Corp.+                         600            8
Kroger Co.+                           300           10
Limited, Inc.                         309            7
Longs Drug Stores, Inc.               100            3
Lowe's Companies, Inc.                200            8
May Department Stores Co.             200           11
                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Mercantile Stores Co., Inc.           100      $     6
Nordstrom, Inc.                       100            6
Pep Boys-Manny Moe & Jack             100            3
Rite Aid Corp.                        100            6
Sears Roebuck & Co.                   500           21
Tandy Corp.                           200            7
TJX Companies, Inc.                   200            6
Toys 'R' Us, Inc.+                    300           10
Wal Mart Stores, Inc.               2,800           96
Walgreen Co.                          600           17
Winn Dixie Stores, Inc.               100            4
Woolworth Corp.+                      100            2
                                                ------
                                                   411
                                                ------
STEEL--0.0%
Allegheny Teledyne, Inc.              192            5
Armco, Inc.+                          100            1
Bethlehem Steel Corp.+                100            1
Inland Steel Industries, Inc.         100            2
Nucor Corp.                           100            5
USX-U.S. Steel Group                  100            3
Worthington Industries, Inc.          100            2
                                                ------
                                                    19
                                                ------
TELEPHONE--1.4%
AirTouch Communications, Inc.+        600           23
Alltel Corp.                          200            7
Ameritech Corp.                       700           46
Andrew Corp.                          100            2
AT&T Corp.+                         2,000           99
Bell Atlantic Corp.                 1,030           82
BellSouth Corp.                     1,200           57
DSC Communications Corp.+             100            2
Frontier Corp.                        200            4
GTE Corp.                           1,200           51
MCI Communications Corp.              800           28
Nextlevel Systems, Inc.+              100            1
Northern Telecom Ltd.                 400           36
Sprint Corp.                          500           26
Tellabs, Inc.+                        200           11
U.S. West, Inc.
  (Communications Group)              600           24
U.S. West, Inc. (Media Group)+        700           18
WorldCom, Inc.+                     1,100           37
                                                ------
                                                   554
                                                ------

SCHWAB ASSET DIRECTOR(R)--CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
TOBACCO--0.4%
Loew's Corp.                          200      $    22
Philip Morris Companies., Inc.      3,000          119
UST, Inc.                             200            6
                                                ------
                                                   147
                                                ------
TRANSPORTATION-MISCELLANEOUS--0.1%
Caliber Systems, Inc.                 100            5
Federal Express Corp.+                200           13
Ryder Systems, Inc.                   100            4
                                                ------
                                                    22
                                                ------
TRAVEL & RECREATION--0.3%
Brunswick Corp.                       100            3
Harrah's Entertainment, Inc.+         100            2
Hilton Hotels Corp.                   300            9
ITT Corp.+                            200           15
Marriott International, Inc.          200           14
Mirage Resorts, Inc.+                 200            5
Walt Disney Co.                       909           75
                                                ------
                                                   123
                                                ------
UTILITIES--0.6 %
American Electric Power Co.,
  Inc.                                200            9
Baltimore Gas & Electric Co.          100            3
Carolina Power & Light Co.            100            4
Central & South West Services
  Corp.                               200            4
Cinergy Corp.                         200            7
Coastal Corp.                         100            6
Columbia Gas System, Inc.             100            7
Consolidated Edison Co. of New
  York, Inc.                          300           10
Consolidated Natural Gas Co.          100            5
Dominion Resources, Inc.              200            7
DTE Energy Co.                        100            3
Duke Power Co.                        404           20
Eastern Enterprises                   100            4
Edison International                  500           13
Enron Corp.                           300           11
Entergy Corp.                         300            7
FPL Group, Inc.                       200           10
GPU, Inc.                             100            4
Houston Industries, Inc.              274            6
Niagara Mohawk Power Corp.+           100            1
NICOR, Inc.                           100            4
Northern States Power Co.             100            5
Ohio Edison Co.                       100            2
ONEOK, Inc.                           100            3
                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
Pacific Enterprises, Inc.             100      $     3
Pacific Gas & Electric Corp.          500           13
PacifiCorp.                           300            7
PECO Energy Co.                       200            5
Peoples Energy Corp.                  100            4
PP&L Resources, Inc.                  200            4
Public Service Enterprise
  Group, Inc.                         200            5
Sonat, Inc.                           100            5
Southern Co.                          800           18
Texas Utilities Co.                   300           11
Unicom Corp.                          200            6
Union Electric Co.                    100            4
Williams Companies, Inc.              150            8
                                                ------
                                                   248
                                                ------
INTERNATIONAL--0.0 %
GERMANY--0.0 %
VIAG AG                                 3            1
                                                ------
UNITED KINGDOM--0.0 %
Centrica+                           2,541            4
Energy Group                          217            2
Granada Group                           3            0
                                                ------
                                                     6
                                                ------
                                                     7
                                                ------
TOTAL COMMON STOCK
  (Cost $7,500)                                  9,076
                                                ------
WARRANTS--0.0%
BELGIUM--0.0 %
Generale de Banque (expire
  11/15/99)+                            8            0
                                                ------
FRANCE--0.0 %
AXA UAP CVG
  (expire 01/07/99)+                   72            0
                                                ------
SWITZERLAND--0.0 %
Schweizerische Bankverein
  (expire 6/30/00)+                     5            0
                                                ------
TOTAL WARRANTS
  (Cost $0)                                          0
                                                ------

--------------------------------------------------------------------------------

                                 Number         Value
                                of Shares      (000s)
                                ---------      -------
MUTUAL FUNDS--19.6%
Schwab International Index
  Fund                            295,013      $ 3,927
Schwab Small-Cap Index Fund       226,269        4,011
                                                ------
TOTAL MUTUAL FUNDS
  (Cost $7,096)                                  7,938
                                                ------

                                  Par
                               ----------
U.S. TREASURY OBLIGATIONS--39.7%(a)
U.S. Treasury Bonds
  11.625%, 11/15/04            $  200,000          265
  10.000%, 05/15/10               100,000          124
  10.375%, 11/15/12               500,000          660
  11.250%, 02/15/15               150,000          231
  9.250%, 02/15/16                100,000          133
  7.250%, 05/15/16                200,000          223
  8.750%, 05/15/17                200,000          257
  8.125%, 08/15/19                950,000        1,162
  8.000%, 11/15/21                250,000          304
  7.125%, 02/15/23                950,000        1,056
U.S. Treasury Notes
  7.250%, 02/15/98                 50,000           50
  6.125%, 08/31/98                325,000          327
  6.000%, 09/30/98                250,000          251
  7.125%, 10/15/98                300,000          304
  5.875%, 02/28/99                400,000          401
  7.000%, 04/15/99                300,000          306
  9.125%, 05/15/99                400,000          420
  8.000%, 08/15/99                700,000          728
  7.500%, 10/31/99                600,000          621
  7.125%, 02/29/00                200,000          206
  6.375%, 05/15/00                600,000          610
  6.125%, 07/31/00                200,000          202
  6.000%, 08/15/00                750,000          756
  5.750%, 10/31/00                200,000          200
  5.250%, 01/31/01                600,000          592
  6.375%, 03/31/01                400,000          408
  6.625%, 07/31/01                100,000          103
  7.875%, 08/15/01              1,000,000        1,071
  6.000%, 07/31/02                200,000          202
  6.375%, 08/15/02                200,000          205
  5.750%, 08/15/03                675,000          672
  5.875%, 02/15/04                500,000          501

                                                Value
                                  Par          (000s)
                               ----------      -------
  7.250%, 05/15/04              1,900,000        2,044
  6.500%, 10/15/06             $  250,000      $   260
  6.250%, 02/15/07                150,000          154
                                               -------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $15,548)                                16,009
                                               -------
AGENCY NOTES--17.3%
Federal Home Loan
  Mortgage Corp.(a)
  7.140%, 09/13/06                575,000          617
  6.875%, 11/22/06                150,000          153
Federal National
  Mortgage Association(a)
  7.250%, 06/01/05                400,000          408
Federal National Mortgage
  Association Discount
    Notes(b)
  5.450%, 12/05/97                900,000          896
  5.530%, 01/15/98              1,500,000        1,483
  5.560%, 01/30/98              3,500,000        3,453
                                               -------
TOTAL AGENCY NOTES
  (Cost $6,956)                                  7,010
                                               -------
CASH EQUIVALENTS--1.0%
MSTC Cash Reserve Liquid
  Asset Fund
  5.380%*, 11/07/97               409,415          409
                                               -------
TOTAL CASH EQUIVALENTS
  (Cost $409)                                      409
                                               -------
TOTAL INVESTMENTS--100.0%
  (Cost $37,509)                               $40,442
                                               =======

---------------

NOTES TO SCHEDULES OF INVESTMENTS
+   Non-Income Producing Security.
*   Interest rate represents the yield on report date.
**  ADR--American Depository Receipt.
*** ARS--American Regulatory Share.
(a) Interest rates represent stated coupon rate of
    security.
(b) Interest rate represents the effective yield at
    time of purchase.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
October 31, 1997

                                                                                Schwab Asset Director(R)
                                                                         ---------------------------------------
                                                                            High        Balanced     Conservative
                                                                         Growth Fund   Growth Fund   Growth Fund
                                                                         -----------   -----------   -----------
ASSETS
Investments, at value (Cost $146,241, $133,910 and $37,509,
  respectively)                                                           $ 170,454     $ 150,572      $40,442
Foreign currencies, at value (Cost $109, $274 and $52, respectively)            102           274           53
Receivable for investments sold                                                  --         1,518          607
Receivable for fund shares sold                                                 247           135           38
Dividends receivable                                                             74            50            9
Interest receivable                                                              14           654          315
Deferred organization costs                                                      11            11           10
Foreign dividend tax reclaim receivable                                           8             4            1
                                                                           --------      --------      -------
    Total Assets                                                            170,910       153,218       41,475
                                                                           --------      --------      -------
LIABILITIES
Payable for investments purchased                                             3,000         1,500          828
Payable for fund shares redeemed                                                 56           136           34
Custodian fees                                                                   13            29            1
Investment advisory fee                                                           8             6            1
Transfer agency and shareholder service fees                                      8             7            2
Accrued expenses                                                                125           122           50
                                                                           --------      --------      -------
    Total Liabilities                                                         3,210         1,800          916
                                                                           --------      --------      -------
Net assets applicable to outstanding shares                               $ 167,700     $ 151,418      $40,559
                                                                           ========      ========      =======
NET ASSETS CONSIST OF:
  Paid-in-capital                                                         $ 133,633     $ 128,491      $36,626
  Undistributed net investment income                                         1,765         2,453          101
  Accumulated net realized gain on investments sold and
    foreign currency transactions                                             8,096         3,812          898
  Net unrealized appreciation on investments and translating assets and
    liabilities into reporting currency                                      24,206        16,662        2,934
                                                                           --------      --------      -------
                                                                          $ 167,700     $ 151,418      $40,559
                                                                           ========      ========      =======
PRICING OF SHARES:
  Outstanding shares, $0.00001 par value (unlimited shares authorized)       12,340        11,814        3,462
  Net asset value, offering and redemption price per share                   $13.59        $12.82       $11.71

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Year ended October 31, 1997

                                                                               Schwab Asset Director(R)
                                                                      -------------------------------------------
                                                                         High          Balanced       Conservative
                                                                      Growth Fund     Growth Fund     Growth Fund
                                                                      -----------     -----------     -----------
Investment income:
  Dividends (net of foreign tax withheld of $23, $12 and $2,
    respectively)                                                       $ 1,070         $   685         $   110
  Interest                                                                2,001           3,072           1,094
                                                                        -------         -------           -----
    Total investment income                                               3,071           3,757           1,204
                                                                        -------         -------           -----
Expenses:
  Investment advisory and administration fee                                972             848             208
  Transfer agency and shareholder service fees                              330             289              71
  Custodian fees                                                             99             126              57
  Portfolio accounting fees                                                  32              28              11
  Registration fees                                                         107             113              66
  Professional fees                                                          40              39              29
  Shareholder reports                                                        37              30               8
  Trustees' fees                                                              9               7               6
  Amortization of deferred organization costs                                 4               4               4
  Insurance and other expenses                                               10              10              11
                                                                        -------         -------           -----
                                                                          1,640           1,494             471
Less expenses reduced and absorbed (Note 4)                                (656)           (595)           (240)
                                                                        -------         -------           -----
    Net expenses incurred by Fund                                           984             899             231
                                                                        -------         -------           -----
Net investment income                                                     2,087           2,858             973
                                                                        -------         -------           -----
Net realized gain (loss) on investments and foreign currency transactions:
  Net realized gain on investments sold                                   8,660           4,387           1,048
  Net realized loss on foreign currency transactions                         (5)            (15)             (2)
                                                                        -------         -------           -----
    Net realized gain on investments sold and foreign currency
      transaction                                                         8,655           4,372           1,046
                                                                        -------         -------           -----
Change in net unrealized appreciation (depreciation) on
  investments and foreign currency translation:
  Net unrealized appreciation on investments                             14,448          11,174           1,878
  Net unrealized appreciation (depreciation) on foreign currency             (9)              1              --
                                                                        -------         -------           -----
    Net unrealized appreciation on investments and foreign
      currency                                                           14,439          11,175           1,878
                                                                        -------         -------           -----
Net gain on investments                                                  23,094          15,547           2,924
                                                                        -------         -------           -----
Increase in net assets resulting from operations                        $25,181         $18,405         $ 3,897
                                                                        =======         =======           =====

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                     Schwab Asset Director(R)
                                         ---------------------------------------------------------------------------------
                                             High Growth Fund          Balanced Growth Fund      Conservative Growth Fund
                                         -------------------------   -------------------------   -------------------------
                                          Year ended October 31,      Year ended October 31,      Year ended October 31,
                                            1997          1996*         1997          1996*         1997          1996*
                                         -----------   -----------   -----------   -----------   -----------   -----------
Operations:
  Net investment income                   $   2,087     $   1,751     $   2,858     $   1,751      $   973       $   689
  Net realized gain (loss) on
    investments sold and foreign
    currency transactions                     8,655          (559)        4,372          (560)       1,046          (148)
  Net unrealized appreciation on
    investments and foreign currency
    translation                              14,439         9,768        11,175         5,487        1,878         1,055
                                           --------      --------      --------      --------      -------       -------
  Increase in net assets resulting from
    operations                               25,181        10,960        18,405         6,678        3,897         1,596
                                           --------      --------      --------      --------      -------       -------
Dividends to shareholders from net
  investment income                          (1,915)         (158)       (2,005)         (151)        (945)         (616)
                                           --------      --------      --------      --------      -------       -------
Capital Share Transactions:
  Proceeds from shares sold                  67,570       117,537        86,068        89,829       23,889        29,367
  Net asset value of shares issued in
    reinvestment of dividends                 1,850           152         1,893           138          857           552
  Less payments for shares redeemed         (30,940)      (22,538)      (33,923)      (15,515)      (9,598)       (8,441)
                                           --------      --------      --------      --------      -------       -------
  Increase in net assets from capital
    share transactions                       38,480        95,151        54,038        74,452       15,148        21,478
                                           --------      --------      --------      --------      -------       -------
Total increase in net assets                 61,746       105,953        70,438        80,979       18,100        22,458
Net Assets:
  Beginning of period                       105,954             1        80,980             1       22,459             1
                                           --------      --------      --------      --------      -------       -------
  End of period (including
    undistributed net investment income
    of $1,765, $1,593, $2,453, $1,600,
    $101, and $73, respectively)          $ 167,700     $ 105,954     $ 151,418     $  80,980      $40,559       $22,459
                                           ========      ========      ========      ========      =======       =======
Number of Fund shares:
  Sold                                        5,302        11,467         7,197         8,788        2,113         2,909
  Reinvested                                    159            15           169            14           77            54
  Redeemed                                   (2,496)       (2,107)       (2,883)       (1,470)        (865)         (826)
                                           --------      --------      --------      --------      -------       -------
  Net increase in shares outstanding          2,965         9,375         4,483         7,332        1,325         2,137
                                           ========      ========      ========      ========      =======       =======

---------------

* For the period from November 20, 1995 (commencement of operations) to October 31, 1996.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                       Schwab Asset Director(R)
                                           ---------------------------------------------------------------------------------
                                                                                                         Conservative
                                               High Growth Fund          Balanced Growth Fund             Growth Fund
                                           -------------------------   -------------------------   -------------------------
                                              Year         Period         Year         Period         Year         Period
                                              ended         ended         ended         ended         ended         ended
                                           October 31,   October 31,   October 31,   October 31,   October 31,   October 31,
                                              1997         1996(a)        1997         1996(a)        1997         1996(a)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net asset value at beginning of period      $   11.30     $   10.00     $   11.05      $ 10.00       $ 10.51       $ 10.00
Income from investment operations
  Net investment income                          0.17          0.19          0.22         0.25          0.35          0.33
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                 2.32          1.13          1.78         0.83          1.21          0.48
                                             --------      --------      --------      -------       -------       -------
  Total from investment operations               2.49          1.32          2.00         1.08          1.56          0.81
Less distributions
  Dividends from net investment income          (0.20)        (0.02)        (0.23)       (0.03)        (0.36)        (0.30)
                                             --------      --------      --------      -------       -------       -------
  Total distributions                           (0.20)        (0.02)        (0.23)       (0.03)        (0.36)        (0.30)
                                             --------      --------      --------      -------       -------       -------
Net asset value at end of period            $   13.59     $   11.30     $   12.82      $ 11.05       $ 11.71       $ 10.51
                                             ========      ========      ========      =======       =======       =======
Total return (not annualized)                   22.33%        13.24%        18.43%       10.82%        15.12%         8.18%
Ratios/Supplemental data
  Net assets, end of period (000's)         $ 167,700     $ 105,954     $ 151,418      $80,980       $40,559       $22,459
  Ratio of expenses to average net
    assets++                                     0.75%         0.89%*        0.78%        0.89%*        0.81%         0.89%*
  Ratio of net investment income to
    average net assets                           1.58%         2.03%*        2.48%        2.79%*        3.40%         3.49%*
  Portfolio turnover rate                         113%           46%          104%          44%          104%           64%
  Average commission rate                   $  0.0355     $  0.0245     $  0.0324      $0.0225       $0.0277       $0.0283

---------------

++ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees and expenses reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

    Ratio of expenses to average net
    assets                                       1.24%         1.50%*        1.30%        1.56%*        1.65%         2.05%*
    Ratio of net investment income to
    average  net assets                          1.10%         1.42%*        1.96%        2.12%*        2.56%         2.33%*

*   Annualized
(a) For the period from November 20, 1995 (commencement of operations) to October 31, 1996.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
1. DESCRIPTION OF THE FUNDS

The Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director(R) -- Balanced Growth Fund and Schwab Asset Director(R) -- Conservative Growth Fund (the "Funds") are series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

The investment objective of the Schwab Asset Director(R) -- High Growth Fund is to provide high capital growth with less volatility than an all-stock portfolio. The investment objective of the Schwab Asset Director(R) -- Balanced Growth Fund is to provide maximum total return, including both capital growth and income. The investment objective of the Schwab Asset Director(R) -- Conservative Growth Fund is to provide income and more growth potential than an all bond fund.

In addition to the three Funds described above, the Trust also offers -- the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios -- International, Schwab OneSource Portfolios -- Growth Allocation, Schwab OneSource Portfolios -- Balanced Allocation and Schwab OneSource Portfolios -- Small Company. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the

--------------------------------------------------------------------------------

ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31, 1997. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When the Forward is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Funds engage in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At October 31, 1997, (for financial reporting and federal income tax purposes), net unrealized gain for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund aggregated $24,214,000,

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

$16,660,000 and $2,934,000, respectively, of which $24,879,000, $17,107,000 and
$3,012,000, respectively, related to appreciated securities and $665,000, $447,000 and $78,000, respectively, related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, 0.69% of such assets over $1 billion and 0.64% of such assets over $2 billion. The Investment Manager has reduced a portion of its fee for the year ended October 31, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the year ended October 31, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $22,000 related to the Trust's unaffiliated trustees.

Other affiliated parties and transactions -- Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in other SchwabFunds and common stock of Charles Schwab Corporation. As of October 31, 1997 the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund owned 9%, 6%, 1%, respectively of the outstanding shares of the Schwab International Index Fund(R), 7%, 4%, 1%, respectively, of the outstanding shares of the Schwab Small-Cap Index Fund(R), and 1%, 1%, 1%, respectively, of the outstanding shares of Charles Schwab Corporation.

Interfund transactions -- During the period ended October 31, 1997, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and officers. These sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $42,609,000, $28,242,000 and $4,378,000, for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively.

--------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least February 28, 1999, each Fund's total operating expenses, including the impact of the operating expenses of underlying SchwabFunds(R) in which a Fund invests, will not exceed 0.89% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

For the year ended October 31, 1997, the totals of such fees and expenses reduced and absorbed by the Investment Manager were $546,000, $496,000 and $203,000 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively. The totals of such fees reduced by Schwab were $110,000, $99,000 and $36,000 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively (see Financial Highlights).

5. BORROWING AGREEMENT

The Trust has an arrangement with Bank of New York Trust Company whereby the Funds may borrow, in aggregate, up to $100,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds. During the year ended October 31, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, for the year ended October 31, 1997, were as follows (in thousands):

                                                          High        Balanced     Conservative
                                                       Growth Fund   Growth Fund   Growth Fund
                                                       -----------   -----------   -----------
Purchases                                               $ 186,438     $ 172,672      $44,184
Proceeds of sales and maturities                        $ 142,330     $ 113,813      $28,294

Included in the aforementioned are purchases of common stock of Charles Schwab Corp., an affiliated issuer, with a current value as of October 31, 1997, of $90,431,000, $46,069,000 and $10,238,000, respectively, for the High Growth
Fund, Balanced Growth Fund and Conservative Growth Fund.

--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Schwab Asset Director(R)--High Growth Fund,
Schwab Asset Director(R)--Balanced Growth Fund and
Schwab Asset Director(R)--Conservative Growth Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Asset Director--High Growth Fund, Schwab Asset Director--Balanced Growth Fund and Schwab Asset Director--Conservative Growth Fund (three series constituting part of Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1997, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
San Francisco, California
December 5, 1997

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R) - High Growth Fund
                  Schwab Asset Director - Balanced Growth Fund
                Schwab Asset Director - Conservative Growth Fund
                 Schwab OneSource Portfolios - Growth Allocation
                Schwab OneSource Portfolios - Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                   Schwab OneSource Portfolios - Small Company
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios - International

                                SCHWAB BOND FUNDS

     Schwab Bond Index Funds - Total and Short-Term Bond Market Index Funds*
          Schwab Tax-Free Bond Funds - Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds - Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds + that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including fees and expenses. Please read it carefully before investing.
This report must be preceded or accompanied by a current prospectus.


*Formerly known as the Schwab Government Bond Funds - Long-Term and Short/Intermediate.
+Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                        BULK RATE
FAMILY(R)                                                        U.S. POSTAGE
                                                                     PAID
101 Montgomery Street                                           CHARLES SCHWAB
San Francisco, California 94104


INVESTMENT ADVISOR
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20204 TF5267R(12/97)